                                 UNITED STATES  File               No.  33-92540
                                                                           -----
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549            File No. 811-9048
                                                                            ----
                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]


     Pre-Effective Amendment No. _______                                     [ ]


     Post Effective Amendment No.    3                                       [X]
                                  -------


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]


     Amendment No     5
                   -------


                            Farrell Alpha Strategies

               (Exact name of Registrant as Specified in Charter)
780 Third Avenue
38th Floor
New York, New York                                                         10017
------------------                                                         -----
(Address of Principal Executive Offices)                              (Zip Code)

Registrant's Telephone Number, including Area Code                (212) 319-3944
                                                                  --------------

                         Takeaki Nagashima, President
                Farrell-Wako Global Investment Management, Inc.
                          780 Third Avenue, 38th Floor
                           New York, New York  10017
                 ---------------------------------------------
                    (Name and Address of Agent for Service)
COPIES TO:

         Monte Wetzler, Esq.                         Carolyn F. Mead, Esq.
Brown Raysman Millstein Felder & Steiner LLP           FPS Services, Inc.
     120 West Forty-Fifth Street                      3200 Horizon Drive
      New York, New York  10036                         P.O. Box 61503
                                               King of Prussia, Pennsylvania
                                                          19406-0903

                 Approximate date of proposed public offering:
        It is proposed that this filing become effective:  July 29, 1997

[X]    immediately upon filing pursuant to Paragraph (b) of Rule 485.

[ ]    on    (date)   , pursuant to Paragraph (b).
          -----------

[ ]    60 days after filing pursuant to paragraph (a).

[ ]    on    (date)   pursuant to paragraph (a) of Rule 485.
          -----------

[ ]    75 days after filing pursuant to paragraph (a)(ii).

[ ]    on    (date)   pursuant to paragraph (a)(ii) of rule 485.
          -----------

If appropriate, check the following box:

[ ]    this post-effective amendment designates a new effective date for previously files post-effective amendment.

                                      Calculation of Registration Fee

---------------------------------------------------------------------------------------------------------------
Title of Securities     Number of Shares       Proposed Maximum         Proposed Maximum        Amount of
Being Registered        Being Registered        Offering Price          Aggregate Offering      Registration
                                                Per Share               Price                   Fee
---------------------------------------------------------------------------------------------------------------
Shares of               9.801                   $7.36                   $72,135.36              0
Beneficial
Interest
(without par
value)



Registrant elects to calculate the maximum aggregate offering price pursuant to Rule 24(e)-2 under the Investment Company Act of 1940, as amended. During the fiscal year ended March 31, 1997, 4,618,074 of Registrant's shares of beneficial interest were redeemed, of which 4,608,273 shares were used for reductions pursuant to paragraph (c) of Rule 24(f)-2 in Registrant's Form 24f-2 Notice for the year ended March 31, 1997. 9,801 shares is the amount of redeemed shares used for reductions, pursuant to Rule 24e-2, of the number of shares for which the registration fee is payable with respect to this Post-Effective Amendment. None of the redeemed shares were used for reduction, pursuant to Rule 24e-2 in previous post-effective amendments filed during the current fiscal year. Pursuant to Rule 457(d) under the Securities Act of 1933, as amended, the maximum public offering price of $7.36 per share on July 15, 1997 is the price used as the basis for calculating the registration fee.

As filed with the U.S. Securities and Exchange                  TOTAL PAGES:
Commission on July 29, 1997                          INDEX TO EXHIBITS, PAGE:
              -------------

                            FARRELL ALPHA STRATEGIES
                  CROSS REFERENCE SHEET PURSUANT TO RULE 481a

Form N-1A Item                               Caption in Prospectus
                                             ---------------------

Part A  INFORMATION REQUIRED IN A PROSPECTUS
------  ------------------------------------

        1.  Cover Page                       Cover Page of Prospectus

        2.  Synopsis                         Prospectus Summary; Expense Summary

        3.  Condensed Financial Information  *Financial Highlights

        4.  General Description of
            Registrant                       Investment Objective and Policies;
                                             Risk Factors; Prospectus Summary;
                                             The Trust and the Fund; Investment
                                             Limitations; Description of
                                             Permitted Investments and Risk
                                             Factors; General Information

        5.  Management of the Fund           Prospectus Summary; Management of
                                             the Fund

        5A. Management's Discussion of Fund  *Included in Registrant's Annual
            Performance                      Report to Shareholders


        6.  Capital Stock and Other          Prospectus Summary; General
            Securities                       Information; Dividends and Taxes;
                                             Net Asset Value

        7.  Purchase of Securities Being     Prospectus Summary; How to Purchase
            Offered                          Shares; Shareholder Services

        8.  Redemption or Repurchase         Prospectus Summary; How to Redeem
                                             Shares

        9.  Pending Legal Proceedings        *

Part B  INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
------  -------------------------------------------------------------

        10. Cover Page                       Cover Page of the Statement of
                                             Additional Information

        11. Table of Contents                Table of Contents

        12. General Information and History  *Covered in Part A

        13. Investment Objectives and        Investment Policies and Techniques;
            Policies                         Investment Restrictions; Portfolio
                                             Transactions

        14. Management of the Fund           The Trust; Investment Advisory and
                                             Other Services; Trustees and
                                             Officers

        15. Control Persons and Principal    *Principal Shareholders
            Holders of Securities

        16. Investment Advisory and Other    Investment Advisory and Other
            Services                         Services

        17. Brokerage Allocation and Other   Portfolio Transactions
            Practices

Part B  INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
------  -------------------------------------------------------------
        (continued)

        18. Capital Stock and Other          Principal Shareholders
            Securities

        19. Purchase, Redemption and         Purchases; Redemptions
            Pricing of Securities Being
            Offered

        20. Tax Status                       Taxes

        21. Underwriters                     Underwriter

        22. Calculation of Performance Data  Performance Information

        23. Financial Statements             Financial Statements

Part C  OTHER INFORMATION
------  -----------------

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement.

------------

*  Item is inapplicable at this time or answer is negative.

     [LOGO OF
       THE
      JAPAN
      ALPHA
      FUND]


                            FARRELL ALPHA STRATEGIES                  PROSPECTUS
             780 Third Avenue, 38th Floor New York, New York 10017

                                                                   July 29, 1997


                  ----------------------------------------

                              THE JAPAN ALPHA FUND

   Farrell Alpha Strategies (the "Trust") is an open-end di-versified investment company which currently consists of a separate investment fund called The Japan Alpha Fund (the "Fund"). The Fund is a separate series of the Trust, which is organized as a Delaware business trust. Farrell-Wako Global Investment Management, Inc. (the "Advisor") serves as the investment advisor of the Fund according to its in-vestment objectives. See "Management of the Fund."

  The Fund seeks to achieve long-term capital appreciation by investing in eq-uity securities of Japanese companies. Under normal circumstances, the Fund will invest at least 80% of its total assets in equity securities of Japanese companies. See "Investment Objective and Policies."

  Shares of the Fund are offered primarily to certain individual and institu-tional investors. The initial minimum investment in the Fund is $1,000. Subse-quent investments will be accepted in amounts not less than $100. See "How to Purchase Shares." Shares of the Fund are offered at net asset value per share without a sales charge or 12b-1 distribution fee. Redemptions of the Fund's shares are made at net asset value per share.

  The Fund is designed for long-term investors and not as a trading vehicle, and is not intended to present a complete investment program.

  This Prospectus sets forth concisely the information regarding the Fund that an investor should know before investing in the Fund. Investors should read this Prospectus and retain it for future reference. Additional information about the Fund is contained in the Statement of Additional Information dated July 29, 1997, as amended from time to time, which has been filed with the U.S. Securities and Exchange Commission and is available upon request, without charge, by writing to the Fund at the address above or by calling (800) 471-7174 (or (212) 319-3944 for overseas investors). The Statement of Additional Information is incorporated by reference into this Prospectus.

 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE U.S. SECURITIES AND EXCHANGE COMMISSION NOR HAS THE U.S. SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                                                            PAGE
Prospectus Summary.........................................................   3
Expense Summary............................................................   5
Financial Highlights.......................................................   6
The Trust and the Fund.....................................................   7
Investment Objective and Policies..........................................   7
Risk Factors...............................................................   9
Description of Permitted Investment Practices and Risk Factors.............  10
Investment Limitations.....................................................  12
Management of the Fund.....................................................  13
How to Purchase Shares.....................................................  15
How to Redeem Shares.......................................................  18
Shareholder Services.......................................................  20
Net Asset Value............................................................  20
Dividends and Taxes........................................................  21
Performance Information....................................................  23
General Information........................................................  23

             UNDERWRITER:                              ADVISOR:


         FPS Broker Services, Inc.         Farrell-Wako Global Investment
          3200 Horizon Drive                       Management, Inc.
            P.O. Box 61503                   780 Third Avenue, 38th Floor
 King of Prussia, Pennsylvania 19406-0903      New York, New York 10017
            (800) 262-7751                         (212) 319-3944
            (610) 239-4991


THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY JURISDICTION OR TO ANY PERSON TO WHOM IT IS UNLAWFUL FOR THE FUND TO MAKE SUCH AN OFFER OR SOLICITATION. NO SALES REPRESENTATIVE, DEALER, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

PROSPECTUS SUMMARY
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

WHAT IS THE INVESTMENT OBJECTIVE? The Japan Alpha Fund (the "Fund") seeks to achieve long-term capital appreciation. There can be no assurance that the Fund will be able to achieve its investment objective. See "Investment Objec-tive and Policies."

WHAT ARE THE PERMITTED INVESTMENTS? The Fund intends to invest substantially all its assets in equity securities of Japanese companies. The Fund will seek to achieve its investment objective through the Advisor's use of the Farrell Alpha Investment Strategy, which is based upon the philosophy of combining sound fundamental analysis with disciplined stock selection and systematic portfolio construction. See "Investment Objective and Policies" and "Descrip-tion of Permitted Investments and Risk Factors."

WHAT ARE THE RISKS INVOLVED WITH AN INVESTMENT IN THE FUND? The investment policies of the Fund have certain risks and considerations of which investors should be aware. The Fund invests in securities that fluctuate in value, and investors should expect the Fund's net asset value per share to fluctuate. In-vesting in the equity securities of Japanese companies involves special risks and considerations not typically associated with investing in the equity secu-rities of U.S. companies. These may include different accounting standards, differences in securities regulation, higher brokerage costs, currency ex-change rate fluctuations and conversion costs, less liquidity, and less pub-licly available information about Japanese companies and securities issued thereby. See "Investment Objective and Policies," "Risk Factors" and "Descrip-tion of Permitted Investments and Risk Factors."

WHO IS THE INVESTMENT ADVISOR? Farrell-Wako Global Investment Management, Inc. (the "Advisor") serves as the investment advisor of the Fund. See "Expense Summary" and "Management of the Fund."

WHO IS THE ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTING AGENT? FPS Services, Inc. serves as the administrator, transfer agent and fund accounting agent. See "Management of the Fund."

WHO IS THE UNDERWRITER/DISTRIBUTOR? FPS Broker Services, Inc. serves as the underwriter/distributor of the Fund's shares. See "Management of the Fund."

IS THERE A SALES LOAD? No. Shares of the Fund are offered on a no-load basis. See "How to Purchase Shares."

IS THERE A MINIMUM INVESTMENT? The Fund has a minimum initial investment of $1,000 ($500 for IRA and SEP accounts) and $100 for subsequent investments.

HOW DO I PURCHASE SHARES? Shares of the Fund are offered continuously at the current net asset value per share next determined after receipt of a purchase order in proper form by the transfer agent. See "How to Purchase Shares."

HOW DO I REDEEM SHARES? Shares of the Fund may be redeemed at the current net asset value per share next determined after receipt by the transfer agent of a redemption request in proper form. Signature guarantees may be required for certain redemption requests. See "How to Redeem Shares."

HOW ARE DISTRIBUTIONS PAID? Substantially all of the net investment income (exclusive of capital gains) of the Fund is distributed in the form of annual dividends. If any capital gains are realized, substantially all of them will be distributed by the Fund at least annually. Distributions are paid in addi-tional shares unless the shareholder elects to take the payment in cash. See "Dividends and Taxes."

EXPENSE SUMMARY
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                                           THE JAPAN ALPHA FUND

SHAREHOLDER TRANSACTION EXPENSES:

-------------------------------------------------------------------------------
Maximum Sales Load Imposed on Purchases (as a percentage of offering price)................................................................... None
Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of offering price).......................................................... None
Deferred Sales Charge (as a percentage of original purchase price)........ None
Redemption Fees (as a percentage of amount redeemed)(1)................... None
-------------------------------------------------------------------------------

(1) If you want to redeem shares by wire transfer, the Fund's transfer agent charges a fee (currently $9.00) for redemptions made by wire to domestic banks. Wires to foreign or overseas banks may be charged at higher rates. Purchases and redemptions may also be made through broker-dealers and oth-ers who may charge a commission or other transaction fee for their services.

ANNUAL FUND OPERATING EXPENSES:
(as a percentage of average net assets)

--------------------------------------------------------------------------------
Advisory Fees (after fee waivers)(2)...................................... 0.00%
12b-1 Fees................................................................  None
Other Expenses............................................................ 2.25%
--------------------------------------------------------------------------------
Total Operating Expenses (after fee waivers)(2)........................... 2.25%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(2) The Advisor has, on a voluntary basis, agreed to waive all or a portion of its fees and to reimburse certain expenses so that the Fund's total oper-ating expenses will not exceed 2.25% of the Fund's average daily net as-sets. The Advisor reserves the right to terminate this waiver or any reim-bursement at any time, in its sole discretion. Absent such waivers, advi-sory fees for the Fund would be 0.98% and total operating expenses for the fiscal year ended March 31, 1997 would have been 7.97%.

EXAMPLE

------------------------------------------------------------------------------
                                               1 YEAR 3 YEARS 5 YEARS 10 YEARS
------------------------------------------------------------------------------
Based on the level of expenses listed above,
 the total expenses relating to an investment
 of $1,000 would be as follows, assuming a 5%
 annual return and redemption at the end of
 each time period.                              $23     $70    $120     $258
------------------------------------------------------------------------------

THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FU-TURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of the expense tables and example is to assist the investor in under-standing the various costs and expenses that may be directly or indirectly borne by shareholders of the Fund. Additional information may be found under "Management of the Fund." See "How to Purchase Shares" and "How to Redeem Shares."

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                                               JAPAN ALPHA FUND

The following financial highlights for the periods presented were derived from the Fund's financial statements dated March 31, 1997, which were audited by Coopers & Lybrand L.L.P., independent accountants, and whose unqualified report thereon is incorporated by reference into the Statement of Additional Information. The Fund's Statement of Additional Information is in-corporated by reference into this Prospectus and may be obtained without charge by writing the Fund or calling (800) 471-7174 (or (212) 319-3944 for overseas investors). The table below sets forth financial data for one share of capital stock outstanding throughout the periods presented.

--------------------------------------------------------------------------------
                                                                    FOR THE       FOR THE PERIOD
                                                                   YEAR ENDED     APRIL 18, 1995*
                                                                   MARCH 31,          THROUGH
                                                                      1997        MARCH 31, 1996
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period...........................     $ 9.31            $10.00
-------------------------------------------------------------------------------------------------
Loss from investment operations:
Net investment income (loss)...................................       0.01             (0.12)(1)
Net realized and unrealized loss on investments and foreign
 currency related transactions.................................      (2.62)            (0.57)(1)
-------------------------------------------------------------------------------------------------
Total loss from investment operations..........................      (2.61)            (0.69)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Less distributions from realized gains.........................      (0.01)             0.00
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Net asset value, end of period.................................     $ 6.69            $ 9.31
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Total return...................................................     (28.10)%           (6.90)%
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
  Net assets, end of period (in 000s)..........................    $ 3,458            $  153
  Ratio of expenses to average net assets:
    Before expense reimbursement and waiver....................       7.97 %            8.54 %(2)
    After expense reimbursement and waiver.....................       2.25 %            2.25 %(2)
  Ratio of net investment income to average net assets:
    Before expense reimbursement and waiver....................      (6.99)%           (7.67)%(2)
    After expense reimbursement and waiver.....................      (1.27)%           (1.38)%(2)
  Portfolio turnover rate......................................     115.07 %          122.71 %
  Average commission rate......................................    $0.0608           $0.0658
-------------------------------------------------------------------------------   ---------------

 * Commencement of operations
(1) Calculated using the average shares method
(2) Annualized

THE TRUST AND THE FUND
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Farrell Alpha Strategies (the "Trust") is an open-end management company orga-nized as a business trust under the laws of the State of Delaware. The Trust is organized to offer separate series of shares and is currently comprised of one series, The Japan Alpha Fund (the "Fund").

INVESTMENT OBJECTIVE AND POLICIES
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

The Fund's investment objective is to achieve long-term capital appreciation by investing in equity securities of Japanese companies. However, there can be no assurance that the Fund will be able to achieve its investment objective.

The investment objective of the Fund is fundamental and may not be changed without a vote of the holders of the majority of the voting securities of the Fund. Unless otherwise stated in this Prospectus, the Fund's investment poli-cies are not fundamental and may be changed without shareholder approval. While a non-fundamental policy or restriction may be changed by the Trustees of the Trust without shareholder approval, the Fund intends to notify share-holders before making any material change in such policy or restriction. Addi-tional investment policies and restrictions are described in the Statement of Additional Information.

The Fund intends to invest as fully as practicable in equity securities of Japanese companies, and under normal circumstances will be at least 80% in-vested in such securities. These include securities of companies which (i) are organized under the laws of Japan, (ii) regardless of where organized, derive at least 50% of their revenues or profits from goods produced or sold, invest-ments made, or services performed or have at least 50% of their assets located in Japan, or (iii) have the primary trading market for their securities in Ja-pan. Equity securities are comprised of common and preferred stock, debt secu-rities convertible into common stock (sometimes referred to as "convertible debentures"), common stock purchase warrants, restricted securities and Ameri-can Depository Receipts.

The Fund will seek to achieve its investment objective through the Advisor's use of the Farrell Alpha Investment Strategy, which is based on the philosophy of combining sound fundamental analysis with disciplined stock selection and systematic portfolio construction. Using a large body of current market and fundamental data, over 3,000 equity securities listed in the United States and 700 equity securities listed in Japan are systematically valued and rated by applying the Advisor's proprietary series of up to 25 statistical and quanti-tative techniques that have been developed and refined in the United States throughout the past 20 years and applied to Japanese equity securities in re-cent years. The equity securities evaluated by the Advisor are examined from a variety of perspectives, such as long-term fundamental securities analysis technique, short-term fundamental securities analysis technique, trading pat-terns, economic conditions and the judgment of outside analysts. The result of this rigorous process is the Advisor's rating of the relative attractiveness of each equity security, called the "alpha" rating. Equity securities with the highest alpha ratings become candidates for investment by the Fund. The con-verse is true for those with low alpha ratings.

The Nikkei Stock Average and the Morgan Stanley Capital International Japan Index (the "MSCI Japan Index") have been selected as the standards or bench-marks against which the Fund's performance will be compared. The Nikkei Stock Average is an index of 225 leading stocks traded on the Tokyo Stock Exchange. It is composed of representative blue chip companies (termed first-section companies in Japan) and is a price-weighted index. This means that the move-ment of each stock, in Japanese yen or U.S. dollars, respectively, is weighted equally regardless of its market capitalization. The Nikkei Stock Average, in-formally called the Nikkei Index and often still referred to as the Nikkei Dow, is published by the Nihon Keizai Shimbun (Japan Economic Journal) and is the most widely quoted Japanese stock index. The MSCI Japan Index is a widely followed measure of Japan's equity market performance, and is a market capi-talization weighted index that represents approximately 60% of Japan's equity market capitalization, designed to replicate the industry composition of the local market. Only companies domiciled in Japan which are subject to restric-tive float or cross ownership are included in the MSCI Japan Index.

The Fund may invest a portion of its assets in cash and money market instru-ments in order to maintain liquidity or if the Advisor determines that securi-ties meeting the Fund's investment objective and policies are not readily available for purchase. For temporary defensive purposes, when the Advisor de-termines that market conditions warrant, the Fund may invest up to 100% of its assets in cash and money market instruments. Money market instruments consist of securities issued or guaranteed by the U.S. government, its agencies or in-strumentalities; short-term, yen-denominated securities or obligations of the Japanese government; certificates of deposit, time deposits and bankers' ac-ceptances issued by banks or savings and loan associations, including banks organized or operating in Japan, having net assets of at least $500 million as stated on their most recently published financial statements; commercial paper rated in one of the two highest rating categories by at least one nationally recognized statistical rating organization; investment-grade obligations of companies incorporated in and having principal business activities in Japan; repurchase agreements involving such securities; and, to the extent permitted by applicable law and the Fund's investment restrictions, shares of other in-vestment companies investing solely in money market securities. To the extent that the Fund is invested in temporary defensive instruments, it will not be pursuing its investment objective. See "Description of Permitted Investments and Risk Factors" and the Statement of Additional Information.

As a result of the Fund's investment policies, its portfolio turnover rate may exceed 100%. High portfolio turnover rates (over 100%) may involve correspond-ingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund and ultimately by the Fund's shareholders. In addi-tion, high portfolio turnover may result in increased short-term capital gains, which when distributed to shareholders, are treated as ordinary income.

For a further discussion of the Fund's permitted investments, see "Description of Permitted Investments and Risk Factors" and the Statement of Additional In-formation.

RISK FACTORS
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Investments in securities of Japanese issuers may be subject to certain risks not typically associated with securities of U.S. issuers. Because of its em-phasis on Japan, the Fund should be considered as a vehicle for diversifica-tion of investments and not as a balanced investment program. See "Description of Permitted Investments and Risk Factors."

JAPAN'S ECONOMY

Japan's economy has typically exhibited low inflation and low interest rates. There can be no assurance that low inflation and low interest rates will con-tinue, and it is likely that a reversal of such factors would adversely affect the Japanese economy. Moreover, the Japanese economy may differ, favorably or unfavorably, from the U.S. economy in such respects as growth of gross na-tional product, rate of inflation, capital reinvestment, resources, self-suf-ficiency and balance of payments position.

TRADE ISSUES

Because of the concentration of Japanese exports in highly visible products such as automobiles, machine tools and semiconductors, and the large trade surpluses ensuing therefrom, Japan is in a difficult phase in its relation with its trading partners, particularly the United States where the trade im-balance is the greatest. Retaliatory action taken by such trading partners could affect the ability of Japanese companies to export goods to these coun-tries, which could decrease the value of the securities in the Fund.

CURRENCY FACTORS

Because the Fund invests primarily in securities denominated in yen, changes in exchange rates between the U.S. dollar and the Japanese yen affect the U.S. dollar value of the Fund's assets. Such rate of exchange is determined by forces of supply and demand on the foreign exchange markets. These forces are in turn affected by the international balance of payments and other economic, political and financial conditions, government intervention, speculation and other factors. The Fund's net asset value will be reported, and distributions from the Fund will be made, in U.S. dollars. Therefore, the Fund's reported net asset value and distributions will be adversely affected by depreciation of the Japanese yen relative to the U.S. dollar. Over a long period of years, the Japanese yen has generally appreciated in relation to the dollar, adding to the return of dollars invested through the Fund. A decline in the value of the Japanese yen would adversely affect the value of the Fund in dollar terms.

THE JAPANESE STOCK MARKET

Like other stock markets, the Japanese stock market can be volatile. A decline in the market may have an adverse effect on the availability of credit and on the value of the substantial stock holdings of Japanese companies in particu-lar, Japanese banks, insurance companies and other financial institutions. A decline in the market may also contribute to weakness in Japan's economy. The common stock of many Japanese companies continue to trade at high price-earn-ings ratios even after the recent market decline. Trading of equity securities in the Japanese over-the-counter market is conducted by securities firms, and not on a recognized stock exchange.

Consequently, securities traded in the Japanese over-the-counter market may, from time to time, and especially in falling markets, become illiquid and ex-perience short-term price volatility and wide spreads between bid and offer prices.

INVESTMENTS IN JAPANESE EQUITY SECURITIES

Japanese equity securities have historically exhibited a high price-to-earn-ings ratio relative to securities traded in the U.S. securities markets, al-though recently the disparity between average price-to-earnings ratios of Jap-anese and U.S. securities has lessened. Differences in accounting methods make it difficult to compare the earnings of Japanese companies with those of com-panies in other countries, especially the United States. However, reported net income in Japan is generally believed to be understated relative to U.S. ac-counting standards and this is one reason why price-earnings ratios of the stocks of Japanese companies tend to be higher than those for U.S. stocks. In addition, Japanese companies have tended historically to have higher growth rates than U.S. companies, and Japanese interest rates have generally been lower than in the United States, both of which factors tend to result in lower discount rates and higher price-earnings ratios in Japan than in the United States.

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

The following is a description of permitted investments for the Fund, and the associated risk factors:

  American Depository Receipts ("ADRs")--ADRs are securities, typically is-sued by a U.S. financial institution (a "depository"), that evidence owner-ship interests in a security or a pool of securities issued by a foreign issuer and deposited with the depository. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is estab-lished jointly by the issuer of the security underlying the receipt and a depository; whereas, an unsponsored facility may be established by a depos-itory without participation by the issuer of the underlying security. Hold-ers of the unsponsored depository receipts generally bear all the costs of the unsponsored facility. The depository of an unsponsored facility fre-quently is under no obligation to distribute shareholder communications re-ceived from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited secu-rities.

  Bankers' Acceptances--Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank or trust company. Bank-ers' acceptances are used by manufacturers and exporters to finance the shipment and storage of goods. Maturities are generally six months or less.

  Certificates of Deposit--Certificates of deposit are interest bearing in-struments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of de-posit with penalties for early withdrawal will be considered illiquid.

  Commercial Paper--Commercial paper is a term used to describe unsecured short-term promissory notes issued by banks, corporations and other enti-ties. Maturities on these issues vary from a few to 270 days.

  Convertible Securities--Convertible securities are corporate securities that are exchangeable for a set number of another security at a prestated price. Convertible securities typically have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of a convertible security tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

  Equity Securities--Investments in common stocks are subject to market risks which may cause their prices to fluctuate over time. Changes in the value of portfolio securities will not necessarily affect cash income derived from these securities but will affect the Fund's net asset value.

  Fixed Income Securities--Fixed income securities are debt obligations is-sued by corporations and other borrowers. The market value of fixed income investments will change in response to interest rate changes and other fac-tors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of ris-ing interest rates, the values of such securities generally decline. More-over, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal will also affect the value of these investments. Changes in the value of portfolio securities will not affect cash income derived from these securi-ties but will affect the Fund's net asset value.

  Repurchase Agreements--Repurchase agreements are agreements by which the Fund obtains a security and simultaneously commits to return the security to the seller at an agreed upon price on an agreed upon date within a num-ber of days from the date of purchase. The custodian will hold the security as collateral for the repurchase agreement. The Fund bears a risk of loss in the event the other party defaults on its obligations and the Fund is delayed or prevented from exercising its right to dispose of the collater-al, or if the Fund realizes a loss on the sale of the collateral. The Fund will enter into repurchase agreements only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agree-ment based on established guidelines. Repurchase agreements are considered loans under the Act.

  Restricted Securities--Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933, as amended, absent an exemption from registration.

  Securities of Foreign Issuers--There are certain risks connected with in-vesting in foreign securities. These include risks of adverse political and economic developments (including possible governmental seizure or national-ization of assets), the possible imposition of exchange controls or other governmental restrictions, less uniformity in accounting and reporting re-quirements, the possibility that there will be less information regarding such securities and their issuers available to the public, the difficulty of obtaining or enforcing court judgments abroad, restrictions on foreign investments in other jurisdictions, difficulties in effecting repatriation of capital invested abroad, and difficulties in transaction settlements and the effect of delay on shareholder equity. Foreign securities may be sub-ject to foreign taxes, and may be less marketable than comparable U.S. se-curities. The value of the Fund's investments denominated in foreign cur-rencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between for-eign

                                    [LOGO OF
                                      THE
                                     JAPAN
                                     ALPHA
                                     FUND]

                            ACCOUNT APPLICATION FORM

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

A. INITIAL INVESTMENT
 INDICATE AMOUNT OF INVESTMENT:
 The minimum initial investment is $1,000 and subsequent purchases must be at least $100.
 The minimum may be waived at the Distributor's discretion.

 The Japan Alpha Fund $ ___   [_] Enclosed is my check (payable to The
           Total $ ________    Japan Alpha Fund)

                              [_] Bank wire sent (Instructions to be
                               provided upon establishment of account.)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

B. REGISTRATION (Please print)
 (Complete one)

[_]INDIVIDUAL (USE LINE 1)  [_] JOINT ACCOUNT (USE LINES 1 & 2)

[_]GIFT/TRANSFER TO MINOR   [_] CORPORATIONS, PARTNERSHIPS,
   (USE LINES 3, 4, & 5)        TRUSTS AND OTHERS (USE LINES 6 & 7)

 -------------------------------------------------------------------------------
 1. Individual
                First name        Initial         Last name
                ----------------------------------------------------------------
                Social Security number         U.S. Citizen? [_] Yes  [_] No

  ------------------------------------------------------------------------------
 2. Joint Tenant
                First name         Initial         Last name
                ----------------------------------------------------------------
                Social Security number         U.S. Citizen? [_] Yes  [_] No
                ----------------------------------------------------------------
                Check one:  [_] Joint Tenancy (Rights of Survivorship)
                            [_] Tenants in Common

  ------------------------------------------------------------------------------
  3. Uniform Gift/
  Transfer to Minor
                Custodian's name
                                                  is the custodian for
                ----------------------------------------------------------------
  4. Minor's Name
                 Minor's name

                                                  under the
                ----------------------------------------------------------------
  5. State
                Name of State
                                                  Uniform Gift/Transfer
                                                  to Minors Act
                ----------------------------------------------------------------
                Minor's Social Security number

  ------------------------------------------------------------------------------
  6. Corporations,
  Partnerships,
  Trusts, and Others
                Corporation or Entity name        Please attach a copy of a
                                                  Corporate Resolution.
                ----------------------------------------------------------------
                Tax ID number

                ----------------------------------------------------------------
  7. Type of    [_] Corporation[_] Partnership[_] Trust[_] Retirement
                [_] IRA (Complete attached IRA application)
                [_] Other

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                 Street or P.O. Box       City              State   Zip Code
C. MAILING
   ADDRESS
                 ---------------------------------------------------------------
                 Home Telephone     County of residence     Daytime Telephone

 -------------------------------------------------------------------------------
                  Street or P.O. Box      City              State   Zip Code
  Duplicate
  Confirmation/   --------------------------------------------------------------
  Statement sent  Home Telephone                            Daytime Telephone
  to:
                  --------------------------------------------------------------
[_] Please check here if this is a modification to an existing account.
Existing account number: _______________________________________________________

D. DIVIDEND OPTION
Check one only, if none are checked all dividend income and capital gains, if any, will be reinvested.
[_]All dividend income and capital gains, reinvested
[_]All dividend income and capital gains paid by check.
[_]Dividend income paid by check and capital gains reinvested.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

E. TELEPHONE PRIVILEGE
Proceeds of telephone redemption requests are paid by check and mailed to the address of record or wired to your bank account.

I (we) authorize FPS Services to act upon instructions received by telephone from me (us) to redeem shares. Neither the Fund nor FPS
Services will be liable for properly acting upon telephone instructions believed to be genuine. Please attach a voided personal check and complete below.

                Bank Name                Branch Office (if applicable)

                ----------------------------------------------------------------
                Bank Address        City        State        Zip Code

                ----------------------------------------------------------------
                Bank Wire Routing Number           Bank Account Number

                ----------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

F. CUSTOMER AGREEMENT
1. I (We) have full right, power, authority and legal capacity, and am (are) of legal age in my (our) state of residence to purchase shares of the Fund. I (We) affirm that I (we) have received and read the current prospectus of the Fund and agree to its terms. I (We) understand the investment objective and program, and have determined that the Fund is a suitable investment, based upon my (our) investment needs and financial situation. I (We) agree that FPS Services or any of their affiliate officers, directors or employees will not be liable for any loss, expense or cost for acting upon any instructions or inquiries believed genuine.

2. I (We) understand and acknowledge that a return on the selected fund(s) is not guaranteed.

3. This Agreement shall be governed by the laws of the Commonwealth of Pennsylvania.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

G. SIGNATURES
TAXPAYER IDENTIFICATION NUMBER CERTIFICATION. UNDER THE PENALTIES OF PERJURY, I
(WE) CERTIFY THE FOLLOWING:
1. I (WE) CERTIFY THAT THE NUMBER SHOWN ON THIS FORM IS MY (OUR) CORRECT TAX IDENTIFICATION NUMBER.
2. I (WE) AM NOT (ARE NOT) SUBJECT TO BACK-UP WITHHOLDING AS A RESULT OF A FAILURE TO REPORT ALL INTEREST AND DIVIDENDS, OR THE INTERNAL REVENUE SERVICE HAS NOTIFIED ME (US) THAT I (WE) AM (ARE) NO LONGER SUBJECT TO BACK-UP WITHHOLDING.

--------------------------------------------------------------------------------
"THE INTERNAL      Signature [_] Owner [_] Custodian [_] Trustee        Date
REVENUE SERVICE
DOES NOT REQUIRE   -------------------------------------------------------------
YOUR CONSENT TO    Signature Joint Owner (if applicable)                Date
ANY PROVISION OF
THIS DOCUMENT      -------------------------------------------------------------
OTHER THAN THE
CERTIFICATIONS
REQUIRED TO
AVOID BACKUP
WITHHOLDING".

[_] Check box if you have been notified by the IRS that you are subject to back-up withholding.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Mail completed application forms to:
            THE JAPAN ALPHA FUND
            3200 HORIZON DRIVE
            P.O. BOX 61503
            KING OF PRUSSIA, PA 19406-0903

            For assistance call: (800) 471-7174
            For non-U.S. investors call: (212) 319-3944

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


Dealer Name _________________________     Branch # and Location ________________


Name of Representative ______________     Rep # ________________________________

Authorized Signature of Dealer _________________________________________________
  currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund.

  U.S. Government Securities--U.S. government securities include obligations issued by agencies or instrumentalities of the U.S. government including, among others, Export Import Bank of the United States, Farmers Home Admin-istration, Federal Farm Credit System, Federal Housing Administration, Mar-itime Administration, Small Business Administration, and The Tennessee Val-ley Authority. Obligations of instrumentalities of the U.S. government in-clude securities issued by, among others, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association and the U.S. Postal Serv-ice. Some of these securities are supported by the full faith and credit of the U.S. Treasury (e.g., Government National Mortgage Association), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank) and still others are supported only by the credit of the instrumentality (e.g., Federal National Mortgage Association). Guar-antees of principal by agencies or instrumentalities of the U.S. government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.

  Variable and Floating Rate Instruments--Certain obligations may carry vari-able or floating rates of interest, and may involve a conditional or uncon-ditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indi-ces. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be con-sidered illiquid if there is no secondary market for such security.

  Warrants--Warrants are instruments that give holders the right, but not the obligation, to buy shares of a company at a given price during a specified period.

INVESTMENT LIMITATIONS
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

The investment objective and the investment limitations set forth here and in the Statement of Additional Information are fundamental policies of the Fund. Fundamental policies cannot be changed without the consent of the holders of a majority of the Fund's outstanding shares. The Fund may not: (1) purchase se-curities of any one issuer (except securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements in-volving such securities if, as a result, not more than 5% of the total assets of the Fund would be invested in the securities of such issuer (This restric-tion applies to 75% of the Fund's total assets); (2) purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers that conduct their principal business activities in the same industry, provided that this limitation does not apply to investments in the obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities (For purposes of this limitation, (a) utility companies will be di-vided according to their services, for example, gas, gas transmission, elec-tric and telephone will each be considered a separate industry and (b) finan-cial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified fi-nance will each be considered a separate industry); (3) make loans, except that the Fund may purchase or hold debt instruments in accordance with its in-vestment objective and policies; and (4) borrow money, except for temporary or emergency purposes and then only in an amount not exceeding one-third of the value of its total assets at the time of such borrowing.

The foregoing percentages will apply at the time of the purchase of a securi-ty, except for the percentage limitation specified in paragraph (4) above, which will apply at all times.

MANAGEMENT OF THE FUND
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

THE BOARD OF TRUSTEES

The Trust has a Board of Trustees that establishes the Trust's policies and supervises and reviews the management of the Trust. The day-to-day operations of the Fund are administered by the officers of the Trust and by the Advisor pursuant to the terms of the Investment Advisory Agreement with the Fund. The Trustees review the various services provided by the Advisor to ensure that the Fund's general investment policies and programs are being properly carried out and that administrative services are being provided to the Fund in a sat-isfactory manner. Information pertaining to the Trustees and executive offi-cers is set forth in the Statement of Additional Information.

THE INVESTMENT ADVISOR

Farrell-Wako Global Investment Management, Inc. (the "Advisor") serves as the Fund's investment advisor and manager, and is an investment advisor registered as such under the Investment Advisers Act of 1940, as amended. The Advisor was incorporated in Delaware and is a wholly-owned indirect subsidiary of Wako Se-curities Co., Ltd. ("Wako Securities"), a leading securities firm organized under the laws of Japan. The Advisor has had more than four years experience providing management services for a Japanese equity fund that is not an in-vestment company registered in the United States. As of July 1, 1997, total assets under management by the Advisor were approximately $323 million, in-cluding $125 million in equity securities of Japanese issuers managed using the Farrell Alpha Investment Strategy utilized by the Fund. The principal business address of the Advisor is 780 Third Avenue, 38th Floor, New York, New York 10017.

Founded in 1947, Wako Securities is headquartered in Tokyo and has 64 branch offices in Japan and 9 overseas offices. It is one of the largest Japanese brokerage firms. Wako Securities and its affiliated companies have in excess of $37 billion in mutual fund, pension plan and corporate assets under manage-ment. The Fund expects to conduct substantially all or a majority of its bro-kerage transactions through Wako Securities, an affiliated broker of the Advisor.

As the Fund's investment advisor, the Advisor makes the investment decisions concerning the assets of the Fund and continuously reviews, supervises and ad-ministers the Fund's investment programs, subject to the supervision of, and policies established by, the Trustees of the Trust.

Dr. James L. Farrell, Jr., CFA, Chairman of the Advisor since 1991, manages the Fund. Prior to 1991, he was Chairman and Chief Investment Officer of MPT Associates, a New York based independent investment counseling subsidiary of an insurance company, where he managed $1 billion of equity assets. He has ex-tensive experience in portfolio management and applied financial research at a major U.S. bank and The College Retirement Equities Fund (CREF). Mr. Farrell is also Chairman of the Institute for Quantitative Research in Finance, a co-operative group of 100 financial institutions, securities brokers, investment plan sponsors and international investment organizations.

For providing investment advisory services, the Fund pays the Advisor a monthly fee which is calculated daily by applying an annual rate of 0.98% of the average daily net assets of the Fund. The investment advisory fee is higher than that paid by most investment companies, although the Advisor be-lieves the fee to be comparable to that paid by investment companies with sim-ilar investment objectives and policies. From time to time, the Advisor may voluntarily waive all or a portion of its management fee, and/or absorb cer-tain expenses of the Fund without further notification of the commencement or termination of any such waiver or absorption. Any such waiver or absorption will have the effect of lowering the overall expense ratio of the Fund and in-creasing the Fund's overall return to investors at the time any such amounts are waived and/or absorbed. The Advisor has voluntarily agreed to waive all or a portion of its fee, and/or to reimburse expenses of the Fund to the extent necessary in order to limit total operating expenses to an annual rate of not more than 2.25% of the Fund's average daily net assets. The Advisor reserves the right to terminate its voluntary fee waiver and expense reimbursement at any time, in its sole discretion. Any reductions in its fee that are made by the Advisor are subject to reimbursement by the Fund within the following three years, provided that the Fund is able to effect such reimbursement and remain in compliance with applicable expense limitations.

THE UNDERWRITER

FPS Broker Services, Inc. ("FPSB"), 3200 Horizon Drive, King of Prussia, Penn-sylvania 19406-0903, was engaged pursuant to an agreement dated June 28, 1995 for the limited purpose of acting as underwriter to facilitate the registration of shares of the Fund under state securities laws and to assist in the sale of shares.

THE ADMINISTRATOR

FPS Services, Inc. ("FPS"), which has its principal business address at 3200 Horizon Drive, P.O. Box 61503, King of Prussia, Pennsylvania 19406-0903, serves as administrator pursuant to an Administrative Services Agreement. The services that FPS provides to the Fund include: coordinating and monitoring any third parties which furnish services to the Fund; providing the necessary of-fice space, equipment and personnel to perform administrative and clerical functions for the Fund; preparing, filing and distributing proxy materials, periodic reports to shareholders, registra-tion statements and other documents; and responding to shareholder inquiries. Pursuant to the Administrative Services Agreement, FPS receives a fee computed at the annual rate of 0.15% of the first $75 million of total average net assets, 0.10% of the next $75 million of total average net assets and 0.05% of total net assets in excess of $150 million. Pursuant to the Adminis-trative Services Agreement, aggregate administration fees shall not be less than $95,000.

THE CUSTODIAN, TRANSFER AGENT AND FUND ACCOUNTING/PRICING AGENT

Sumitomo Bank of New York Trust Company, 2 World Financial Center Tower B, 225 Liberty Street, 35th Floor, New York, New York 10281 is the custodian for the cash and securities of the Fund. FPS serves as the Fund's transfer agent and, in its capacity as such, maintains the records of each shareholder's ac-count, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution dis-bursing agent and performs other shareholder service functions. As fund ac-counting agent, FPS performs certain accounting and pricing services for the Fund, including the daily calculation of the Fund's net asset value.

EXPENSES

The Fund shall be responsible for all of its own operating expenses. Such ex-penses may include, but are not limited to: management fees; expenses for printing, and distribution costs of, prospectuses and reports to existing shareholders; brokerage fees and commissions; fees for the registration or qualification of Fund shares under federal or state securities laws; expenses of the organization of the Fund; transfer agent, custodian, administrator, le-gal and auditing fees; the expenses of obtaining quotations of portfolio secu-rities and pricing the Fund's shares; trade association dues; all costs asso-ciated with shareholder meetings and the preparation and dissemination of proxy materials; costs of liability insurance and fidelity bonds; fees for Trustees who are not officers, directors or employees of the Advisor; and any extraordinary and nonrecurring expenses which are not expressly assumed by the Advisor.

HOW TO PURCHASE SHARES
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Shares of the Fund are sold on a continuous basis and may be purchased di-rectly from the Fund's distributor, FPSB, either by mail or by telephone. Shares of the Fund are offered only to residents of states in which the shares are eligible for purchase.

Shares of the Fund are offered at the public offering price. The public offer-ing price is equal to the current net asset value per share next determined after receipt of a purchase order in proper form, by the transfer agent. Shares may also be bought and sold through any securities dealer having a dealer agreement with FPSB, the Fund's principal underwriter.

The minimum initial investment is $1,000 ($500 for IRA and SEP accounts) and subsequent purchases must be at least $100. The Fund reserves the right to re-ject any purchase order and to suspend the offering of shares of the Fund. The Fund reserves the right to vary the initial investment minimum and minimums for additional investments, at any time. In addition, the Advisor may waive the minimum initial investment requirement for any investor.

Purchase orders for shares of the Fund that are received by FPS in proper form by the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern time), on any day that the NYSE is open for trading, will be purchased at the Fund's next determined public offering price. Orders for Fund shares received after 4:00 p.m. Eastern time will be purchased at the public offering price determined on the following business day. When market conditions are extremely busy, it is possible that investors may experience difficulties placing orders by telephone, and investors may wish to place orders by mail.

If a check received for the purchase of shares does not clear, the purchase will be cancelled, and the investor could be liable for any losses or fees in-curred. The Fund reserves the right to reject a purchase order when the Fund determines that it is not in the best interest of the Fund or its shareholders to accept such order. For example, the Fund may refuse purchases of shares of the Fund by any person or group if, in the Advisor's judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected.

Shareholders may purchase shares of the Fund in one of the ways explained be-low.

PURCHASES BY MAIL

Shares of the Fund may be purchased initially by completing the application accompanying this Prospectus and mailing it to the transfer agent, together with a check payable to "The Japan Alpha Fund." The check or money order and application should be mailed to FPS Services, Inc., 3200 Horizon Drive,
P.O. Box 61503, King of Prussia, PA 19406-0903. If this is an initial pur-chase, please send a minimum of $1,000 (or $500 for IRA and SEP accounts).

Subsequent investments in an existing account in the Fund may be made at any time by sending a check payable to The Japan Alpha Fund, c/o FPS Servic-es, Inc., P.O. Box 412797, Kansas City, Missouri 64141-2797. Please enclose the stub of your account statement and indicate the amount of the investment.

PURCHASES BY WIRE

Before making an initial investment by wire, an investor must first telephone the transfer agent at (800) 262-7751 or (610) 239-4991 in order to be assigned an account number. The investor's name, account number, taxpayer identifica-tion number or Social Security number and address must be specified in the wire. In addition, an account application should be promptly forwarded to:
FPS Services, Inc., 3200 Horizon Drive, P.O. Box 61503, King of Prus-sia, Pennsylvania 19406-0903. Shareholders having an account with a commercial bank that is a member of the Federal Reserve System may purchase shares of the Fund by requesting their bank to transmit funds by wire to:

                          United Missouri Bank KC NA
                               ABA #10-10-00695
                         For: FPS Services, Inc.
                               A/C 98-7037-071-9
                          FBO "The Japan Alpha Fund"
                      Shareholder Name and Account Number

Additional investments may be made at any time through the wire procedures de-scribed above, which must include a shareholder's name and account number. The shareholder's bank may impose a fee for investments by wire. The Fund will not be responsible for the consequence of delays, including delays in the banking or Federal Reserve wire systems.

PURCHASES THROUGH BROKER-DEALERS

The Fund may accept telephone orders from brokers, financial institutions or service organizations which have been previously approved by the Fund. It is the responsibility of such brokers, financial institutions or service organi-zations to promptly forward purchase orders and payments for the same to the Fund. Shares of the Fund purchased through brokers, financial institutions, service organizations, banks and bank trust departments, may charge the share-holder a transaction fee or other fee for its services at the time of pur-chase. Banks and other financial institutions may be subject to various state laws regarding the services described above, and may be required to register as dealers pursuant to state law.

Wire orders for shares of the Fund received by dealers prior to 4:00 p.m. Eastern time, and received by FPS before 5:00 p.m. Eastern time on the same day, are confirmed at that day's public offering price. Orders received by dealers after 4:00 p.m. Eastern time are confirmed at the public offering price on the following business day. It is the dealer's obligation to place the order with FPS before 5:00 p.m. Eastern time.

SUBSEQUENT INVESTMENTS

Once an account has been opened, subsequent purchases may be made by mail, bank wire, automatic investing or direct deposit. The minimum for subsequent investments is $100 for all accounts. When making additional investments by mail, simply return the remittance portion of a previous confirmation with your investment in the envelope that is provided with each confirmation state-ment. Your check should be made payable to The Japan Alpha Fund and mailed to FPS Services, Inc., P.O. Box 412797, Kansas City, Missouri 64141-2797.
Orders to purchase shares are effective on the day FPS receives your check or money order.

All investments must be made in U.S. dollars, and, to avoid fees and delays, checks must be drawn only on banks located in the United States. A charge (minimum of $20) will be imposed if any check used for the purchase of shares is returned. The Fund and FPS each reserve the right to reject any pur-chase order in whole or in part.

HOW TO REDEEM SHARES
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Shareholders may redeem their shares of the Fund on any business day that the NYSE is open for business.

Redemptions will be effective at the current net asset value per share next determined after the receipt by the transfer agent of a redemption request meeting the requirements described below.

REDEMPTION BY MAIL

Shareholders may redeem their shares by submitting a written request for re-demption to FPS Services, Inc., 3200 Horizon Drive, P.O. Box 61503,
King of Prussia, Pennnsylvania 19406-0903.

A written request must be in good order, which means that it must: (i) iden-tify the shareholder's account name and account number; (ii) state the number of shares or dollar amount to be redeemed and (iii) be signed by each regis-tered owner exactly as the shares are registered. To prevent fraudulent re-demptions, a signature guarantee for the signature of each person in whose name an account is registered is required for all written redemption requests exceeding $10,000. A guarantee may be obtained from any commercial bank, credit union, member firm of a national securities exchange, registered secu-rities association, clearing agency and savings and loan association. A credit union must be authorized to issue signature guarantees; notary public endorse-ments will not be accepted. Signature guarantees will be accepted from any el-igible guarantor institution that participates in a signature guarantee pro-gram. The transfer agent may require additional supporting documents for re-demptions made by corporations, executors, administrators, trustees or guardi-ans and retirement plans.

REDEMPTION BY TELEPHONE

Shareholders who have so indicated on the application, or have subsequently arranged in writing to do so, may redeem shares by calling the transfer agent at (800) 262-7751 or (610) 239-4991 during normal business hours. In order to arrange for redemption by wire or telephone after an account has been opened, or to change the bank or account designated to receive redemption proceeds, a written request with a signature guarantee must be sent to the transfer agent at the address listed above, under the caption "Redemption By Mail."

The Fund reserves the right to refuse a wire or telephone redemption if it is believed advisable to do so. Procedures for redeeming Fund shares by wire or telephone may be modified or terminated at any time.

During periods of unusual economic or market changes, telephone redemptions may be difficult to implement. In such event, shareholders should follow the procedures for redemption by mail.

GENERAL REDEMPTION INFORMATION

A redemption request will not be deemed to be properly received until the transfer agent receives all required documents in proper form. If you have any questions with respect to the proper form for redemption requests you should contact the transfer agent at (800) 262-7751 or (610) 239-4991.

Redemptions will be processed only on a business day during which the NYSE is open for business. Redemptions will be effective at the net asset value per share next determined after the receipt by the transfer agent of a redemption request meeting the requirements described above. The Fund normally sends re-demption proceeds on the next business day, but, in any event, redemption pro-ceeds are sent within seven calendar days of receipt of a redemption request in proper form. Payment may also be made by wire directly to any bank previ-ously designated by an investor on his or her new account application. There is a $9.00 charge for redemptions made by wire to domestic banks. Wires to foreign or overseas banks may be charged higher rates. It should also be noted that banks may impose a fee for wire services. In addition, there may be fees for redemptions made through brokers, financial institutions and service organizations.

Except as noted below, redemption requests received in proper form by the transfer agent prior to the close of regular trading hours on the NYSE on any business day on which the Fund calculates its net asset value are effective as of that day. Redemption requests received after the close of the NYSE will be effected at the net asset value per share determined on the next business day following receipt. No redemption will be processed until the transfer agent has received a completed application with respect to the account.

The Fund will satisfy redemption requests for cash to the fullest extent fea-sible, as long as such payments would not, in the opinion of the Board of Trustees, result in the necessity of the Fund to sell assets under disadvanta-geous conditions or to the detriment of the remaining shareholders of the Fund.

Pursuant to the Fund's Trust Instrument, however, payment for shares redeemed may also be made in kind, or partly in cash and partly in-kind. The Fund has elected, pursuant to Rule 18f-1 under the Act to redeem its shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund, during any 90 day period for any one shareholder. Any portfolio securities paid or distributed in-kind would be in readily marketable securities and val-ued in the manner described below. See "Net Asset Value." In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as brokerage commissions, on the sale or other disposition of the securi-ties received from the Fund. In-kind payments need not constitute a cross-sec-tion of the Fund's portfolio.


The Fund may suspend the right of redemption or postpone the date of payment for more than seven days during any period when (1) trading on the NYSE is re-stricted or the NYSE is closed, other than customary weekend and holiday closings; (2) the U.S. Securities and Exchange Commission has, by order, per-mitted such suspension; (3) an emergency, as defined by rules of the U.S. Securities and Exchange Commission, exists making disposal of portfolio investments or determination of the value of the net assets of the Fund not reasonably practicable.

Shares of the Fund may be redeemed through certain brokers, financial institu-tions, service organizations, banks, and bank trust departments who may charge the investor a transaction or other fee for their services at the time of re-demption. Such additional transaction fees would not otherwise be charged if the shares were redeemed directly from the Fund.

TELEPHONE TRANSACTIONS

Shareholders who wish to initiate redemption transactions by telephone must first elect the option, as described above. The Fund and the transfer agent will each employ reasonable procedures to confirm that telephone instructions are genuine, and may be liable for losses resulting from unauthorized or fraudulent telephone transactions if they do not employ those procedures. The Fund and its transfer agent require personal identification information before accepting a telephone redemption. The Fund reserves the right to refuse a tel-ephone redemption if it is believed advisable to do so. Written confirmation will be provided for all redemption transactions initiated by telephone.

MINIMUM BALANCES

Due to the relatively high cost of maintaining smaller accounts, the Fund re-serves the right to involuntarily redeem shares in any account at its then current net asset value (which will be promptly paid to the shareholder) if at any time the total investment does not have a value of at least $500 as a re-sult of redemptions but not market fluctuations. A shareholder will be noti-fied that the value of his or her account is less than the required minimum and such shareholder will be allowed at least 60 days to bring the value of his or her account up to the minimum before the redemption is processed.

SHAREHOLDER SERVICES
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

The following special services are available to shareholders of the Fund. There are no charges for the programs noted below and a shareholder may change or stop these plans at any time by written notice to the Fund.

AUTOMATIC INVESTMENT PLAN

Once an account has been opened, a shareholder can make additional monthly purchases of shares of the Fund through an automatic investment plan. An in-vestor may authorize the automatic withdrawal of funds from his or her bank account by opening his or her account with a minimum $1,000 purchase and com-pleting the appropriate section on the new account application enclosed with this Prospectus. Subsequent monthly investments are subject to a minimum re-quired amount of $50.

RETIREMENT PLANS

The Fund is available for investment by pension and profit sharing plans in-cluding Individual Retirement Accounts, through which an investor may purchase Fund shares. For details concerning any of the retirement plans, please call the Fund at (800) 471-7174.

NET ASSET VALUE
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

The net asset value per share of the Fund is computed once daily as of the close of regular trading on the NYSE, currently 4:00 p.m. Eastern time. Cur-rently, the NYSE is closed on the following holidays or days on which the fol-lowing holidays are observed: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.

The net asset value per share is computed by adding the value of all securi-ties and other assets in the portfolio, deducting any liabilities, and divid-ing by the total number of outstanding shares. Expenses are accrued daily and applied when determining the net asset value. The Fund's equity securities are valued based on market quotations or, when no market quotations are available, at fair value as determined in good faith by, or under direction of, the Board of Trustees.

Foreign securities are valued as of the close of trading on the primary ex-change on which they trade. The value is then converted to U.S. dollars using current exchange rates. Securities listed on any national securities exchange are valued at their last sale price on the exchange where the securities are principally traded or, if there has been no sale on that date, at the mean be-tween the last reported bid and asked prices. Securities traded over-the-counter are priced at the mean of the last bid and asked prices. Listed secu-rities which are traded by foreign investors in Japan in over-the-counter transactions are valued at prices at which it is expected that such securities may be sold, as determined in good faith by, or under the direction of, the Board of Trustees.

Securities are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by in-vestment dealers in accordance with procedures established by the Board of Trustees.

Short-term investments having a maturity of 60 days or less are valued at am-ortized cost, which the Board of Trustees believes represents fair value. When a security is valued at amortized cost, it is valued at its cost when pur-chased, and thereafter by assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. All other securities and other assets are valued at their fair value as determined in good faith under procedures estab-lished by and under the supervision of the Board of Trustees.

Foreign currency exchange rates are generally determined prior to the close of trading on the NYSE. Occasionally, events affecting the value of foreign in-vestments and such exchange rates occur between the time at which they are de-termined and the close of trading on the NYSE. Such events would not normally be reflected in a calculation of the Fund's net asset value on that day. If events that materially affect the value of the Fund's foreign investments or the foreign currency exchange rates occur during such period, the investments will be valued at their fair value as determined in good faith by, or under the direction of, the Board of Trustees. Foreign securities held by the Fund may be traded on days and at times when the NYSE is closed. Accordingly, the net asset value of the Fund may be significantly affected on days when share-holders have no access to the Fund.

The Japanese stock exchanges are: Tokyo, Hiroshima, Osaka, Nagoya, Kyoto, Sap-poro, Niigata, Fukuoka and JASDAQ (collectively the "Japanese Exchanges"). The Fund will, in some cases, value its portfolio securities as of a day on which the Japanese Exchanges are closed for Japanese holidays or other reasons. At such times, the Fund will follow such procedures as the Board of Trustees has determined to be reasonable.

For valuation purposes, quotations of foreign portfolio securities, other as-sets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates.

DIVIDENDS AND TAXES
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

DIVIDENDS

The Fund will distribute its net investment income annually in December. Any net gain realized from the sale of portfolio securities and net gains realized from foreign currency transactions are distributed at least once each year unless they are used to offset losses carried forward from prior years, in which case no such gain will be distributed. Such income dividends and cap-ital gain distributions are reinvested automatically in additional shares at net asset value, unless a shareholder elects to receive them in cash. Distri-bution options may be changed at any time by requesting a change in writing.

Any check tendered in payment of dividends or other distributions which cannot be delivered by the post office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then cur-rent net asset value, and the dividend option may be changed from cash to re-invest. Dividends are reinvested on the ex-dividend date (the "ex-date") at the net asset value determined at the close of business on that date. Divi-dends and distributions are treated the same for tax purposes whether received in cash or reinvested in additional shares. Please note that shares purchased shortly before the record date for a dividend or distribution may have the ef-fect of returning capital although such dividends and distributions are sub-ject to taxes.

TAXES

The Fund has qualified, and intends to continue to qualify, as a "regulated investment company" for purposes of the Internal Revenue Code (the "Code"), which will relieve the Fund of any liability for federal income tax to the ex-tent that its earnings and net realized capital gains are distributed to shareholders. To so qualify, the Fund will, among other things limit its in-vestments so that, at the close of each quarter of its taxable year, (i) not more than 25% of the market value of the Fund's total assets will be invested in the securities of any single issuer and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of any single issuer, and the Fund will not own more than 10% of the outstanding voting securities of a sin-gle issuer.

An investment in the Fund has certain tax consequences, depending on the type of account. The Fund will distribute all of its net investment income to shareholders. Distributions are subject to federal income tax and may also be subject to state and local income taxes. Distributions are generally taxable when they are paid, whether in cash or by reinvestment in additional shares, except that distributions declared in October, November or December and paid in the following January are taxable as if they were paid on December 31. If you have a qualified retirement account, taxes are generally deferred until distributions are made from the retirement account.

For federal income tax purposes, income dividends and short-term capital gain distributions are taxed as ordinary income. Distributions of net capital gains (the excess of net long-term capital gain over net short-term capital loss) are usually taxed as long-term capital gains, regardless of how long a share-holder has held the Fund's shares. The tax treatment of distributions of ordi-nary income or capital gains will be the same whether the shareholder rein-vests the distributions or elects to receive them in cash.

Shareholders may be subject to a 31 percent back-up withholding on reportable dividend and redemption payments ("back-up withholding") if a certified tax-payer identification number is not on file with the Fund, or if to the Fund's knowledge, an incorrect number has been furnished. An individual's taxpayer identification number is his/her social security number.

Shareholders will be advised annually of the source and tax status of all dis-tributions for federal income tax purposes. Information accompanying a share-holder's statement will show the portion of those distributions that are not taxable in certain states. Further information regarding the tax consequences of investing in the Fund is included in the Statement of Additional Informa-tion. The above discussion is intended for general information only. Investors should consult their own tax advisers for more specific information on the tax consequences of particular types of distributions.

The Fund intends to make sufficient distributions prior to the end of each calendar year in order to avoid liability for federal excise tax.

Dividends and interest received by the Fund from sources within foreign coun-tries may be subject to foreign income taxes withheld at the source. To the extent that the Fund is liable for foreign income taxes so withheld, the Fund intends to operate so as to meet the requirements of the Code to pass through to the shareholders credit for foreign income taxes paid. Although the Fund intends to meet Code requirements in order to pass through credit for such taxes, there can be no assurance that the Fund will be able to do so. Sale, exchange or redemption of the Fund's shares is a taxable event to the share-holder.

PERFORMANCE INFORMATION
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Performance information such as total return for the Fund may be quoted in ad-vertisements or in communications to shareholders. Such performance informa-tion may be useful in reviewing the performance of the Fund and for providing a basis for comparison with other investment alternatives. However, because net investment return of the Fund changes in response to fluctuations in mar-ket conditions, interest rates and Fund expenses, any given performance quota-tion should not be considered representative of the Fund's performance for any future period. The value of an investment in the Fund will fluctuate and an investor's shares, when redeemed, may be worth more or less than their origi-nal cost.

The Fund's total return is the change in value of an investment in the Fund over a particular period, assuming that all distributions have been reinvest-ed. Thus, total return reflects not only income earned, but also variations in share prices at the beginning and end of the period. Average annual return re-flects the average percentage change per year in the value of an investment in the Fund. Aggregate total return reflects the total percentage change over the stated period. Please refer to the Statement of Additional Information for more information on performance. Shareholders may obtain current performance information about the Fund by calling (800) 471-7174 (or (212) 319-3944 for overseas investors).

GENERAL INFORMATION
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

ORGANIZATION

Farrell Alpha Strategies is organized as a Delaware business trust pursuant to a Trust Instrument dated April 6, 1995. The Trust is registered under the Act as an open-end management investment company, commonly known as a mutual fund. The Trustees of the Trust may establish additional series or classes of shares without the approval of shareholders. The assets of each se-ries will belong only to that series, and the liabilities of each series will be borne solely by that series and no other.

TRUSTEES AND OFFICERS OF THE FUND

The Trustees of the Fund have overall responsibility for the operation of the Fund. The officers of the Fund who are employees or officers of the Advisor serve without compensation from the Fund.

DESCRIPTION OF SHARES

The Trust is authorized to issue an unlimited number of shares of beneficial interest with no par value. Shares of the Fund represent equal proportionate interests in the assets of the Fund only, and have identical voting, dividend, redemption, liquidation and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other right to sub-scribe to any additional shares. Currently, only one class of shares is being offered by the Fund. The validity of shares of beneficial interest offered by this prospectus will be passed on by Brown Raysman Millstein Felder & Steiner LLP, 120 West Forty-fifth Street, New York, NY 10036. All accounts will be maintained in book-en-try form; therefore, no share certificates will be issued.

VOTING RIGHTS

A shareholder is entitled to one vote for each full share held (and a frac-tional vote for each fractional share held). All shares of the Fund partici-pate equally in regard to dividends, distributions, and liquidations with re-spect to the Fund. Shareholders do not have preemptive, conversion or cumula-tive voting rights.

As of July 7, 1997, Wako Securities America Inc. of New York, New York was a con-trol person of the Fund by nature of its shareholdings. Under the Act, a control person possesses the ability to control the outcome of matters submitted for shareholder vote.

SHAREHOLDER MEETINGS

The Trustees are not required, and do not intend, to hold annual meetings of shareholders. The Trustees have undertaken to the U.S. Securities and Exchange Commission, however, that they will promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when re-quested to do so by holders of not less than 10% of the outstanding shares of the Fund. In addition, subject to certain conditions, shareholders of the Fund may apply to the Fund to communicate with other shareholders to request a shareholders' meeting to vote upon the removal of a Trustee or Trustees.

SHAREHOLDER REPORTS AND INQUIRIES

The Trust issues unaudited financial information semiannually and audited fi-nancial statements annually. Shareholder inquiries should be addressed to the Fund c/o FPS Services, Inc., 3200 Horizon Drive, P.O. Box 61503, King of Prussia, Pennnsylvania 19406-0903, (800) 262-7751 or (610) 239-4991. Purchase
and redemption transac-tions should be made through the transfer agent by calling (800) 262-7751 or (610) 239-4991.

Investment Advisor:
FARRELL-WAKO GLOBAL INVESTMENT MANAGEMENT, INC.
780 THIRD AVENUE, 38TH FLOOR
NEW YORK, NEW YORK 10017
(212) 319-3944

Underwriter:
FPS BROKER SERVICES, INC.
3200 HORIZON DRIVE
P.O. BOX 61503
KING OF PRUSSIA, PENNSYLVANIA 19406-0903
(800) 262-7751
(610) 239-4991

Shareholder Services:
FPS SERVICES, INC.
3200 HORIZON DRIVE
P.O. BOX 61503
KING OF PRUSSIA, PENNSYLVANIA 19406-0903
(800) 262-7751
(610) 239-4991

Custodian:
SUMITOMO BANK OF NEW YORK TRUST COMPANY
2 WORLD FINANCIAL CENTER TOWER B
225 LIBERTY STREET 35TH FLOOR
NEW YORK, NEW YORK 10281

Legal Counsel:
BROWN RAYSMAN MILLSTEIN FELDER & STEINER LLP
120 WEST FORTY-FIFTH STREET
NEW YORK, NEW YORK 10036

Independent Accountants:
COOPERS & LYBRAND, L.L.P.
2400 ELEVEN PENN CENTER
PHILADELPHIA, PENNSYLVANIA 19103

For Additional Information about The Japan Alpha Fund call:
(800) 471-7174 (or
(212) 319-3944  for overseas investors)

                            FARRELL ALPHA STRATEGIES

                              THE JAPAN ALPHA FUND



                      STATEMENT OF ADDITIONAL INFORMATION


                                 July 29, 1997




This Statement of Additional Information dated July 29, 1997, is not a prospectus but should be read in conjunction with the Prospectus of The Japan Alpha Fund (the "Fund") dated July 29, 1997, as amended or supplemented from time to time. This Statement of Additional Information is intended to provide additional information regarding the activities and operations of the Fund. No investment in shares should be made without first reading the Prospectus. A copy of the Fund's Prospectus may be obtained without charge from Farrell Alpha Strategies (the "Trust") at the addresses and telephone numbers below.





Underwriter:                                                            Advisor:

FPS Broker Services, Inc.                                   Farrell-Wako Global
3200 Horizon Drive                                   Investment Management, Inc.
P.O. Box 61503                                      780 Third Avenue, 38th Floor
King of Prussia, Pennsylvania 19406-0903               New York, New York  10017
(800) 239-4991                                                    (212) 319-3944
                                                                  (800) 471-7174


No person has been authorized to give any information or to make any representations not contained in this Statement of Additional Information or in the Prospectus in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Trust or its distributor. The Prospectus does not constitute an offering by the Trust or by the distributor in any jurisdiction in which such offering may not lawfully be made.


                               TABLE OF CONTENTS
                                                                            Page
The Trust and the Fund..........................................................

Investment Policies and Techniques..............................................

  American Depository Receipts..................................................
  Convertible Securities........................................................
  Foreign Securities............................................................
  Repurchase Agreements.........................................................
  Loans of Portfolio Securities.................................................
  Securities of Other Investment Companies......................................
  Illiquid Securities...........................................................
  Rule 144A Securities..........................................................
  Other Investments.............................................................

Investment Restrictions.........................................................

Trustees and Officers...........................................................

Principal Shareholders..........................................................

Investment Advisory and Other Services..........................................
  Investment Advisory Agreement.................................................
  Administrator.................................................................
  Underwriter...................................................................
  Custodian.....................................................................
  Independent Accountants.......................................................
  Distribution Plan.............................................................

Net Asset Value.................................................................

Taxes...........................................................................
  Federal Income Tax............................................................
  Foreign Taxes.................................................................

Portfolio Transactions..........................................................
  Portfolio Turnover............................................................

Performance Information.........................................................
  In General....................................................................
  Total Return Calculation......................................................
  Yield Calculation.............................................................
  Performance and Advertisements................................................

Other Information...............................................................
  Shareholder Liability.........................................................
  Limitations on Trustees' Liability............................................

Description of Commercial Paper Ratings.........................................

Financial Statements............................................................

                             THE TRUST AND THE FUND

This Statement of Additional Information relates to The Japan Alpha Fund (the "Fund"), a separate series of Farrell Alpha Strategies (the "Trust"), a diversified, open-end management company established on April 6, 1995 under Delaware law as a Delaware business trust. The Trust Instrument permits the Trust to offer separate series of shares of beneficial interest. The Trust currently is comprised of one series, The Japan Alpha Fund.


                       INVESTMENT POLICIES AND TECHNIQUES

The following supplements the information contained in the Fund's Prospectus regarding the permitted investments and risk factors and the investment objective and policies of the Fund.

American Depository Receipts
The Fund may invest in foreign securities by purchasing American Depository Receipts ("ADRs"). These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. For purposes of the Fund's investment policies, ADRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR representing ownership of common stock will be treated as common stock. ADR facilities may be established as either "unsponsored" or "sponsored". While ADRs issued under these two types of facilities are similar in some respects, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants.

Convertible Securities
The Fund may invest in convertible securities. Common stock occupies the most junior position in a company's capital structure. Convertible securities entitle the holder to exchange such securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time, and to receive interest or dividends until the holder elects to convert. The provisions of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holder's claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of preferred stock and convertible preferred stock, the holder's claims on assets and earnings are subordinated to the claims of all creditors but are senior to the claims of common shareholders.

To the extent that a convertible security's investment value is greater than its conversion value, its price will be primarily a reflection of such investment value, and its price will be likely to increase when interest rates fall and decrease when interest rates rise, as is the case with a fixed income security. If the conversion value exceeds the investment value, the price of the convertible security will rise above its investment value and, in addition, may sell at some premium over its conversion value. At such times, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Foreign Securities
Investments in securities of foreign issuers may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in currency exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also have higher custodial fees and sales commission than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those regarding domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may


                                                                         Part 29
be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. In addition, foreign markets may be characterized by lower liquidity, greater price volatility, less regulation and higher transaction costs than U.S. markets.

Repurchase Agreements
The repurchase price under the repurchase agreements described in the Prospectuses generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Repurchase agreements may be considered to be loans by the Fund under the Investment Company Act of 1940, as amended (the "1940 Act").

The financial institutions with whom the Fund may enter into repurchase agreements are banks and non-bank dealers of U.S. government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers and banks, if such banks and non-bank dealers are deemed creditworthy by Farrell-Wako Global Investment Management, Inc. (the "Advisor"). The Advisor will continue to monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement at not less than the repurchase price. The Fund will only enter into a repurchase agreement where the market value of the underlying security, including interest accrued, will at all times be equal to or exceed the value of the repurchase agreement.

The Fund may invest in repurchase agreements with foreign parties or a repurchase agreement based on securities denominated in foreign currencies. Legal structures in foreign countries, including bankruptcy laws, may offer less protection to investors such as the Fund. Furthermore, foreign repurchase agreements generally involve greater risks than repurchase agreements made in the United States.

Loans of Portfolio Securities
The Fund may lend portfolio securities to broker-dealers and financial institutions provided that (1) the loan is secured continuously by collateral marked-to-market daily, and maintained in an amount at least equal to the current market value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities and (4) the aggregate market value of securities loaned by the Fund will not at any time exceed 33% of the total assets of the Fund.

Collateral will consist of U.S. government securities, cash equivalents or irrevocable letters of credit. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to maintain the proper amount of collateral. Therefore, the Fund will only enter into portfolio loans after a review by the Advisor, under the supervision of the Board of Trustees, including a review of the creditworthiness of the borrower. Such reviews will be monitored on an ongoing basis.

Securities of Other Investment Companies

The Fund may invest in the securities of other investment companies that invest solely in money market securities, which may result in duplicative fees and expenses. The Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made, (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of its total assets will be invested in the aggregate in securities of investment companies as a group and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund.

Illiquid Securities
The Fund may invest up to 10% of its net assets in securities that are illiquid, which means that they cannot be expected to be sold within seven days at approximately the price at which they are valued. The Board of Trustees has delegated the function of making day-to-day determinations of liquidity to the Advisor pursuant to guidelines reviewed by the Board of Trustees. The Advisor will monitor the liquidity of securities held by the Fund, and report periodically on such determinations to the Board of Trustees.

Rule 144A Securities
The Fund may invest in securities that are exempt from the registration requirements of the Securities Act of 1933 pursuant to Securities Exchange Commission ("SEC") Rule 144A. Those securities, purchased pursuant to Rule 144A, are traded among qualified institutional buyers, and are subject to the Fund's limitation on illiquid investment.

Investing in securities under Rule 144A could have the effect of increasing the levels of the Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. The Fund will limit its investments in securities of issuers which the Fund is restricted from selling to the public without registration under the Securities Act of 1933 to no more than 10% of the Fund's net assets, excluding restricted securities eligible for resale pursuant to Rule 144A that have been determined to be liquid by the Fund's Board of Trustees.

Other Investments
Subject to prior disclosure to shareholders, the Board of Trustees may, in the future, authorize the Fund to invest in securities other than those listed here and in the prospectus, provided that such investment would be consistent with the Fund's investment objective, and that it would not violate any fundamental investment policies or restrictions applicable to the Fund.


                            INVESTMENT RESTRICTIONS


The investment restrictions set forth below are fundamental restrictions and may not be changed without the approval of a majority of the outstanding voting shares (as defined in the 1940 Act) of the Fund. Unless otherwise indicated, all percentage limitations listed below apply only at the time of the transaction. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in the Fund's total assets will not be considered a violation.

Except as set forth under "INVESTMENT OBJECTIVE AND POLICIES" and "DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS" in each Prospectus, the Fund may not:

1. Purchase or sell real estate (but this restriction shall not prevent the Fund from investing directly or indirectly in portfolio instruments secured by real estate or interests therein, or acquiring securities of real estate investment trusts or other issuers that deal in real estate), real estate limited partnership interests, interests in oil, gas and/or mineral exploration or development programs or leases. However, in order to comply with the "blue sky" restrictions of certain states, the Fund will limit its purchases of readily marketable real estate investment trusts to 10% of its total assets, and the Fund will not invest in real estate limited partnerships;

2.   Purchase or sell commodities or commodity contracts;

3.   Make investments in securities for the purpose of exercising control;

4. Purchase the securities of any one issuer if, immediately after such purchase, the Fund would own more than 10% of the outstanding voting securities of such issuer;

5. Sell securities short or purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions;

6. Make loans, except that this restriction shall not prohibit (a) the purchase and holding of debt instruments in accordance with the Fund's investment objectives and policies, (b) the lending of portfolio securities, or (c) entry into repurchase agreements with banks or broker-dealers;

7. Borrow money or issue senior securities, except that the Fund may borrow from banks in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the total assets of the Fund at the time of its borrowing. All borrowings will be done from a bank and asset coverage of at least 300% is required. The Fund will not purchase securities when borrowings exceed 5% of its total assets;

8. Purchase the securities of issuers conducting their principal business activities in the same industry (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) if immediately after such purchase the value of its investments in such industry would exceed 25% of the value of the total assets of the Fund;

9. Act as an underwriter of securities, except that, in connection with the disposition of a security, the Fund may be deemed to be an "underwriter" as that term is defined in the Securities Act of 1933;

10.  Invest in puts, calls, straddles or combinations thereof.

11. Purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder.



                             TRUSTEES AND OFFICERS

No officer or Trustee of the Trust who is also an officer or employee of the Advisor receives any compensation from the Fund for services to the Fund. The Trust pays each Trustee who is not affiliated with the Advisor a fee of $1,000 per year, plus $250 per meeting and reimburses each Trustee and officer for out-of-pocket expenses in connection with travel and attendance at Board meetings. Information pertaining to the Trustees and executive officers of the Fund is set forth below.


                                                                                Aggregate
                                                                                Compensation           Total
                                       Position held with the Fund              From Trust for         Compensation
                                       and Principal Occupation(s)              Fiscal Year Ended      From Trust Paid
Name and Address              Age      During Past 5 Years                      March 31, 1997         to Trustees
----------------              ---      ---------------------------              -----------------      ---------------
James L. Farrell, Jr.*         60      Chairman of the Board and President;        $ 0                    $ 0
780 Third Avenue                       Chairman of Farrell-Wako Global
38th Floor                             Investment Management, Inc. from
New York, NY 10017                     January 1991 to present; formerly
                                       Chairman and Chief Investment Officer
                                       of MPT Associates, New York, New York.
                                       Mr. Farrell has extensive experience
                                       in portfolio management and applied
                                       financial research both at


                                       Citibank and College Retirement Equities
                                       Fund (CREF). Mr. Farrell has published
                                       widely and has spoken at conferences in
                                       the U.S., Japan, U.K. and Continental
                                       Europe on approaches to systematic
                                       investing.  His book, Guide to Portfolio
                                                             ------------------
                                       Management, is widely known by investment
                                       ----------
                                       practitioners and is utilized in leading
                                       business schools.  Mr. Farrell is an
                                       adjunct professor of finance at N.Y.U.
                                       and Columbia University.  He has a B.S.
                                       from the University of Notre Dame, an
                                       M.B.A from Wharton and a Ph.D. from
                                       New York University.

Takeaki Nagashima*             45      Trustee and Treasurer, President of         $ 0                  $ 0
780 Third Avenue                       Farrell-Wako Global investment
38th Floor                             Management, Inc. from May, 1997 to
New York, NY  10017                    present; formerly, General Manager of
                                       Wako International (Europe) Company,
                                       Ltd. from July, 1995 to April, 1997;
                                       and Chief Representative and General
                                       Manager of Wako Securities Bahrain
                                       office from April 1982 through June,
                                       1995.

Herbert Passin                 80      Trustee; Professor-Emeritus, Sociology,     $1,750               $1,750
25 Claremont Avenue                    Columbia University; Senior Research
New York, NY  10027                    Associate, East Asian Institute, Columbia
                                       University and Chairman, Department of
                                       Sociology.  Columbia University (retired
                                       from active teaching in 1987), consultant
                                       or advisor to various global corporations
                                       and foundations during the past ten years
                                       including RAND Corporation, Toyota Motor
                                       Co., Ford Foundation and Morrison and
                                       Foerster, among others; Member, Board of
                                       Directors, International Institute for
                                       Global Peace (Japan).

Arthur Williams, III           56      Trustee; President and founder of Pine      $1,750               $1,750
382 Springfield Avenue                 Grove Associates, Inc., an investment
Summit, NJ 07901                       advisory and consulting firm, from
                                       February, 1994 to present; formerly,
                                       Director of Retirement Plan Investments
                                       for McKinsey & Co., Inc.. New York,
                                       New York from June, 1987 through
                                       February, 1994; Director, The Investment
                                       Fund for Foundations since February 1994.

Catherine O'Shea*              25      Secretary of Trust since February, 1997;    $ 0                  $ 0
780 Third Avenue                       Portfolio Accounting Manager of Farrell-
New York, NY  10017                    Wako Global Investment Management, Inc.
                                       from April 1996 to present; formerly,
                                       trading assistant at New Japan Securities
                                       from August, 1994 through March, 1996.


*  Interested person as that term is defined in the 1940 Act.

                                 PRINCIPAL SHAREHOLDERS

As of July 27, 1997, the Officers and Trustees of the Trust, together as a group, owned beneficially 9,910 shares of the Fund and the Trust, respectively. As of July 27, 1997, the following persons owned of record and beneficially more than 5% of the outstanding voting shares of the Fund and the Trust:

Name & Address of Beneficial Owners           Percentage


Wako Securities America *                       57.92%
One World Trade Center Ste. 8369
New York, NY 10048

Wako International Europe                       19.30%
155 Bishopgate 4th Floor
London, EC2

Wako International Hong Kong Ltd.               19.30%
2 Pacific Place
88 Queens Way Room 1911-13
Hong Kong

* Person deemed to control the Fund within the meaning of the 1940 Act. Note that such persons possess the ability to control the outcome of matters submitted for the vote of shareholders of the Fund.



                     INVESTMENT ADVISORY AND OTHER SERVICES


Investment Advisory Agreement

The Fund and the Advisor have entered into an investment advisory agreement (the "Investment Advisory Agreement"). The Investment Advisory Agreement provides that the Advisor shall not be protected against any liability to the Fund or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Investment Advisory Agreement provides that if, for any fiscal year, any ratio of expenses of the Fund (including amounts payable to the Advisor but excluding interest, taxes, brokerage, litigation and other extraordinary expenses) exceeds limitations established by any state in which the shares of the Fund are registered, the Advisor will bear the amount of such excess.

If the Fund is registered in California, and to the extent that the Fund purchases securities of open-end investment companies, the Advisor will waive its advisory fee on that portion of the Fund's assets invested in such securities.


The Advisor has agreed to waive its advisory fee in an amount equal to the total expenses of the Fund for any fiscal year which exceeds the permissible limits applicable to the Fund in any state in which its shares are then qualified for sale. At the present time, the most restrictive state expense limitation limits a fund's annual expenses (excluding interest, taxes, distribution expense, brokerage commissions and extraordinary expenses, and other expenses subject to approval by state securities administrators) to 2.5% of the first $30 million of its average daily net assets, 2.0% of the next $70 million of its average daily net assets and 1.5% of its average daily net assets in excess of $100 million. For the period April 18, 1995 (commencement of operations) through March 31, 1996 and the fiscal year ended March 31, 1997, the Advisor agreed to waive advisory fees of $39,409 and $42,802, respectively, and reimburse the Fund for expenses totaling $236,343 and $250,230, respectively.

The continuance of the Investment Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of Fund, and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust, or by a majority of the outstanding shares of the Fund on not less than 30 days' nor more than 60 days' written notice to the Advisor, or by the Advisor on 90 days' written notice to the Fund.

Administrator



FPS Services, Inc., 3200 Horizon Drive, P.O. Box 61503, King of Prussia, Pennsylvania 19406-0903 (the "Administrator") provides certain administrative services to the Fund pursuant to an Administrative Services Agreement.

Under the Administrative Services Agreement, the Administrator: (1) coordinates with the Custodian and Transfer Agent and monitors the services they provide to the Fund; (2) coordinates with and monitors any other third parties furnishing services to the Fund; (3) provides the Fund with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions; (4) supervises the maintenance by third parties of such books and records of the Fund as may be required by applicable federal or state law; (5) prepares or supervises the preparation by third parties of all federal, state and local tax returns and reports of the Fund required by applicable law; (6) prepares and, after approval by the Fund, files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Fund as required by applicable law; (7) prepares and, after approval by the Fund, arranges for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law; (8) reviews and submits to the officers of the Fund for their approval invoices or other requests for payment of the Fund's expenses and instructs the Custodian to issue checks in payment thereof and (9) takes such other action with respect to the Fund as may be necessary in the opinion of the Administrator to perform its duties under the agreement.


As compensation for the services performed under the Administrative Services Agreement, the Administrator receives a fee computed at the annual rate of 0.15% of the first $75 million of total average net assets, 0.10% of the next $75 million of total average net assets and 0.05% of total net assets in excess of $150 million. As stated in the Administrative Services Agreement, aggregate administration fees will not be less $95,000. For the period April 18, 1995 (commencement of operations) through March 31, 1996 and the fiscal year ended March 31, 1997, the Trust paid $115,203 and $100,596, respectively, for Administration fees.

Underwriter

FPS Broker Services, Inc. ("FPSB"), 3200 Horizon Drive, P.O. Box 61503, King of Prussia, Pennsylvania 19406-0903, was engaged pursuant to an agreement for the limited purpose of acting as underwriter to facilitate the registration of shares of the Fund under state securities laws and to assist in the sale of shares. FPSB is a broker-dealer registered with the SEC and a member in good standing of the National Association of Securities Dealers, Inc.
Custodian

Sumitomo Bank of New York Trust Company,("Sumitomo Bank") 2 World Financial Center Tower B, 225 Liberty Street 35th Floor, New York, New York 10281 is the custodian of the cash and securities of the Fund pursuant to a custodian agreement. Under the custodian agreement, Sumitomo Bank (i) maintains a separate account or accounts in the name of the Fund (ii) holds and transfers portfolio securities on account of the Fund, (iii) accepts receipts and makes disbursements of money on behalf of the Fund, (iv) collects and receives all income and other payments and distributions on account of the Fund's securities and (v) makes periodic reports to the Board of Trustees concerning the Fund's operation.

Independent Accountants

Coopers & Lybrand L.L.P., 2400 Eleven Penn Center, Philadelphia, PA 19103 has been selected as the independent accountants for the Fund. Coopers & Lybrand L.L.P. provides audit and tax services along with assistance and consultation with respect to regulatory filings with the U. S. Securities and Exchange Commission. The books of the Fund will be audited at least once each year by Coopers & Lybrand L.L.P.

Distribution Plan

The Board of Trustees of the Trust adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act ("the Plan") for the Class A Shares of the Fund. EFFECTIVE JULY 29, 1996, THE CLASS A SHARES OF THE FUND WERE ABOLISHED AND THERE ARE NO REMAINING SHAREHOLDERS IN THE CLASS. THE PLAN DOES NOT APPLY TO THE CLASS D SHARES OF THE FUND, WHICH ARE THE ONLY SHARES CURRENTLY BEING OFFERED.

Pursuant to the Plan, for the fiscal year ended March 31, 1996, the Trust paid FPS Broker Services, Inc. ("FPSB"), the Distributor, $10,664 from the assets of the Class A Shares for services and expenses incurred in distributing and promoting sales of the Class A Shares of the Fund. Of this amount, $3,023 was for printing costs and $7,641 was for other costs associated with the distribution of the Class A Shares of the Fund. Aggregate fees paid under the Plan to FPBS and others may not exceed 0.25% of the average daily net assets attributable to the Class A Shares in any year.

Pursuant to the Plan, for the fiscal year ended March 31, 1997, the Trust paid FPSB $3,813 from the assets of the Class A Shares, the total amount of which FPSB redistributed to shareholders following the liquidation of the Class A Shares.

                                NET ASSET VALUE

The net asset value per share is computed by dividing the value of the assets of the Fund, less its liabilities, by the number of shares of the respective class of shares outstanding. Portfolio securities are valued and net asset value per share is determined as of the close of regular trading on the New York Stock Exchange ("NYSE") which currently is 4:00 p.m. (Eastern time), on each day the NYSE is open for trading.


The NYSE is open for trading every day except Saturdays, Sundays and the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Trading in securities on the Japanese exchanges and over-the-counter markets is normally completed well before the close of the business day in New York. In addition, Japanese trading may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days the NYSE is open and therefore the Fund's net asset values are not calculated.

The calculation of the Fund's net asset values may not take place contemporaneously with the determination of the prices of portfolio securities held by the Fund. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the NYSE will not be reflected in the Fund's calculation of net asset value unless the Board of Trustees deems that the particular event would materially affect the net asset value, in which case an adjustment will be made. Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the net asset value of the Fund's shares into U.S. dollars at the prevailing market rates. The fair value of all other assets is added to the value of securities to arrive at the total assets.

                                     TAXES


The following is only a summary of certain federal tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities. Non-U.S. investors should consult their tax advisors concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 31% U.S. withholding tax.

Federal Income Tax


The following discussion of federal income tax consequences is based on the Internal Revenue Code (the "Code") and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.


The Fund has qualified, and intends to continue to qualify, as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. By following such a policy, the Fund expects to eliminate or reduce to a nominal amount the federal income taxes to which it may be subject. In order to qualify for treatment as a RIC under the Code, the Fund generally must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) (the "Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income; (ii) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of stocks or securities held for less than three months; (iii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RlCs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer and (iv) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses. Notwithstanding the Distribution Requirement described above, which requires only that the Fund distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), the Fund will be subject to a nondeductible 4% federal excise tax to the extent that it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts. The Fund intends to make sufficient distributions of its ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for federal excise tax.

Any gain or loss recognized on a sale, redemption or exchange of shares of the Fund by a non-exempt shareholder who is not a dealer in securities generally will be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise generally will be treated as a short-term capital gain or loss. If shares of the Fund on which a net capital gain distribution has been received are subsequently sold, redeemed or exchanged and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the long-term capital gain distribution.

In certain cases, the Fund will be required to withhold, and remit to the United States Treasury, 31% of any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service or (3) has not certified to the Fund that such shareholder is not subject to backup withholding.

If the Fund fails to qualify as a RIC for any taxable year, it will be subject to tax on its taxable income at regular corporate rates. In such an event, all distributions from the Fund generally would be eligible for the corporate dividend received deduction for corporate shareholders.

Foreign Taxes

Foreign governments may withhold taxes from dividends or interest paid with respect to foreign securities typically at a rate between 10% and 35%. Tax conversions between certain countries and the United States may reduce or eliminate such taxes. The Fund intends to elect to pass-through foreign taxes paid in order for a shareholder to take a credit or deduction if, at the close of its fiscal year, more than 50% of the Fund's total assets are invested in securities of foreign issuers.

                             PORTFOLIO TRANSACTIONS

The Fund does not have an obligation to deal with any broker/dealer or group of broker/dealers in the execution of transactions in portfolio securities.
Subject to policies established by the Trustees, the Advisor is responsible for placing the orders to execute transactions for the Fund. In placing orders, it is the policy of the Fund to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. When more than one firm is believed to meet these criteria, preference may be given to brokers who provide research or statistical material or other services to the Fund or the Advisor. While the Advisor generally seeks reasonably competitive spreads, the Fund will not necessarily be paying the lowest spread available.


The Fund expects to conduct substantially all or a majority of its brokerage transactions through Wako Securities Co., Ltd., an affiliated broker of the Advisor. The commissions on these transactions are deemed by the Fund to be fair and reasonable compared to the commission, fee or other renumeration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period. The Trustees, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid and will review these procedures periodically. The Fund incurred brokerage commissions of $135,054 and $84,115 for the period April 18, 1995 (commencement of operations) through March 31, 1996 and the fiscal year ended March 31, 1997, respectively.

Because the Fund does not market its shares through intermediary brokers or dealers, it is not the Fund's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, the Advisor may place portfolio orders with qualified broker/dealers who recommend the Fund to clients, and may, when a number of brokers and dealers can provide best net results on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker/dealers.

Portfolio Turnover

Although the Fund cannot accurately predict its portfolio turnover rate, under normal circumstances the portfolio turnover rate may exceed 100% per year. A portfolio turnover rate is excess of 100% may involve correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund and ultimately by the shareholders. In addition, high portfolio turnover may result in increased short-term capital gains, which, when distributed to shareholders, are treated as ordinary income. For the period April 18, 1995 (commencement of operations) through March 31, 1996, and the fiscal year ended March 31, 1997, the Fund's portfolio turnover rates were 123% and 115%, respectively.

                            PERFORMANCE INFORMATION

In General

From time to time, the Fund may include general comparative information, such as statistical data regarding inflation, securities indices or the features or performance of alternative investments, in advertisements, sales literature and reports to shareholders. The Fund may also include calculations, such as hypothetical compounding examples or tax-free compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of the Fund.

From time to time, the yield and total return of the Fund may be quoted in advertisements, shareholder reports or other communications to shareholders.


Total Return Calculation


The Fund computes average annual total return by determining the average annual compounded rate of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:



                               ERV = P (1 + T)/n/

          Where:    ERV     = ending redeemable value at the end of the period
                            covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.

                    P       = hypothetical initial payment of $1,000.

                    n       = period covered by the computation, expressed in
                              terms of years.

                    T       = average annual total return.

The Fund computes the aggregate total return by determining the aggregate compounded rate of return during specified period that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                    Aggregate Total Return =  [ ERV - 1 ]
                                                --------
                                                   P
          Where:    ERV     = ending redeemable value at the end of the period
                              covered by the computation of a hypothetical
                              $1,000 payment made at the beginning of the period.

                    P       = hypothetical initial payment of $1,000.

The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. Based on the foregoing calculations, the average annual total return for Class A Shares of the Fund, for the period April 18, 1995 (commencement of operations) through March 31, 1996 was (7.20%). The average annual total return for Class D Shares of the Fund, for the period April 18, 1995 (commencement of operations) through March 31, 1996, and the fiscal year ended March 31, 1997, were (6.90%) and (28.10%), respectively.

Since performance will fluctuate, performance data for the Fund should not be used to compare an investment in the Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions.

Yield Calculation

Yield, in its simplest form, is the ratio of income per share derived from the Fund's investments to a current maximum offering price expressed in terms of a percentage. The yield is quoted on the basis of earnings after expenses have been deducted. The yield of the Fund is calculated by dividing the net investment income per share earned during a 30-day (or one month) period by the maximum offering price per share on the last day of the period and annualizing the result. The Fund's net investment income per share earned during the period is based on the average daily number of shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:


                     YIELD =  2  [(a - b  + 1)/6/ - 1]
                                   -----
                                   cd

     Where:    a =  dividends and interest earned during the period.

               b =  expenses accrued for the period (net of reimbursements).

               c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

               d = maximum offering price per share on the last day of the period.

For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities held by the Fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is in the Fund. Except as noted below, interest earned on any debt obligations held by the Fund is calculated by computing the yield to maturity of each obligation held by the Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by the Fund. For purposes of this calculation, it is assumed that each month contains 30 days. The date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by the Fund to all shareholder accounts in proportion to the length of the base period and the Fund's mean (or median) account size. Undeclared earned income will be subtracted from the offering price per capital share (variable "d" in the formula).

Performance and Advertisements

From time to time, in marketing and other fund literature, the Fund's performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper Analytical Services, Inc. ("Lipper"), a widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gains dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other funds. The Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. The Fund's performance may also be compared to the average performance of its Lipper category.

The Fund's performance may also be compared to the performance of other mutual funds by Morningstar, Inc. ("Morningstar") which ranks funds on the basis of historical risk and total return. Morningstar's rankings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund as a weighted average for three, five and ten year periods. Ranks are not absolute or necessarily predictive of future performance.

The Fund may compare its performance to a wide variety of indices including the Nikkei Stock Average and the Morgan Stanley Capital International Japan Index. The Nikkei Stock Average is an index of 225 leading stocks traded on the Tokyo Stock Exchange.

In assessing such comparisons of yield, return or volatility, an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to those of the Fund, that the averages are generally unmanaged, and that the items included in the calculations of such averages may not be identical to the formula used by the Fund to calculate its figures.

Because the Fund's investments primarily are denominated in foreign currencies, the strength or weakness of the U.S. dollar as against these currencies may account for part of the Fund's investment performance. Historical information regarding the value of the dollar versus foreign currencies may be used from time to time in advertisements concerning the Fund.


                               OTHER INFORMATION

Shareholder Liability

The Trust is an entity of the type commonly known as a "Delaware business trust". Under Delaware law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Fund were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust Instrument contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Trust Instrument provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

Limitation of Trustees' Liability

The Trust Instrument provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisors, shall not be liable for any neglect or wrongdoing of any such person. The Trust Instrument also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Trust Instrument that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Trust Instrument shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

The following descriptions of commercial paper ratings have been published by Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Service, Inc. ("Fitch"), Duff & Phelps, Inc. ("Duff") and IBCA Limited and IBCA, Inc. (together, "IBCA").

Commercial paper rated A by S&P is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1, 1 + and 2, to indicate the relative degree of safety. Issues rated A-1+ are those with an "overwhelming degree" of credit protection. Those Rated A-1 reflect a "very strong" degree of safety regarding timely payment. Those Rated A-2 reflect a safety regarding timely payment but not as high as A-1.

Commercial paper issues rated Prime-1 or Prime-2 by Moody's are judged by Moody's to be of superior quality and strong quality, respectively, on the basis of relative repayment capacity.

F-1 + (Exceptionally Strong) is the highest commercial paper rating Fitch assigns; paper rated F-1 + is regarded as having the strongest degree of assurance for timely payment. Paper rated F-1 (Very Strong) reflects an assurance of timely payment only slightly less in degree than paper rated F-1+. The rating F-2 (Good) reflects a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues rated F-1 + or F-1.

The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by good fundamental protection factors. Risk factors are minor. Duff has incorporated gradations of 1 + and 1 - to assist investors in recognizing quality differences within this highest tier. Paper rated Duff-1 + has the highest certainty of timely payment, with outstanding short-term liquidity and safety just below risk-free U.S. Treasury short-term obligations. Paper rated Duff-1- has high certainty of timely payment with strong liquidity factors which are supported by good fundamental protection factors. Risk factors are very small. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets (although ongoing funding may enlarge total financing requirements) and sound liquidity factors and company fundamentals. Risk factors are small.

The designation A1 by IBCA indicates that the obligation is supported by a strong capacity for timely repayment. Those obligations rated A1 + are supported by the highest capacity for timely repayment. Obligations rated A2 are supported by a satisfactory capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.


                              FINANCIAL STATEMENTS


The Fund's financial statements, including the notes thereto, dated as of March 31, 1997, which have been audited by Coopers & Lybrand, L.L.P., are incorporated by reference from the Fund's 1997 Annual Report to Shareholders.

                            FARRELL ALPHA STRATEGIES

                                   Form N-1A

                           Part C - Other Information


Part C.  Other Information

Item 24. Financial Statements and Exhibits.
-------------------------------------------

         (a)  Financial Statements.

              Included in Part A:
              (1) Financial Highlights for the period April 18, 1995 (commencement of operations) through March 31, 1996 (audited) and the fiscal year ended March 31, 1997 (audited).

              Incorporated by reference in Part B:
              The Japan Alpha Fund
              --------------------
              (1)  Schedule of Investments as of March 31, 1997 (audited).
              (2)  Statement of Assets and Liabilities at March 31, 1997
                   (audited).
              (3) Statement of Operations for the fiscal year ended March 31, 1997 (audited).
              (4) Statement of Changes in Net Assets for the period of April 18, 1995 (commencement of operations) through
                   March 31, 1996 and fiscal year ended March 31, 1997
                   (audited).
              (5)  Notes to Financial Statements dated March 31, 1997.
              (6)  Financial Highlights (audited).
              (7)  Report of Independent Accountants

         (b)  Exhibits:

              Exhibits filed pursuant to Form N-1A:

              (1) Copies of Charter -- Trust Instrument is filed herewith electronically, previously filed as Exhibit No. (1) to Registration Statement No. 33-92540 filed May 19, 1995.

              (2)  Copies of existing By-Laws -- Not Applicable.

              (3)  Copies of any voting trust agreement -- Not Applicable.

              (4) Copies of all instruments defining the rights of holders of the securities -- Not Applicable -Registrant proposes to maintain investments as non-certificated book entry shares.

              (5) Copies of all investment advisory contracts -- Investment Advisory Agreement previously filed electronically as Exhibit No. (5) to Registration Statement No. 33-92540 on July 29, 1996.

              (6) Copies of each underwriting or distribution contract -- Underwriting Agreement previously filed electronically as Exhibit No. (6) to Registration Statement No. 33-92540 on July 29, 1996.

              (7) Copies of all bonus, profit sharing, pension or other similar contracts -- Not Applicable.

              (8) Copies of all custodian agreements -- Custodian Agreement and Sub-Custodian Agreement previously filed electronically as Exhibit No. (8) to Registration Statement No. 33-92540 on July 29, 1996.

              (9) Copies of all other material contracts not made in the ordinary course of business which are to be performed.

                   (a) Transfer Agent Services Agreement between Registrant and Fund/Plan Services, Inc. dated June 28, 1995 previously filed electronically as Exhibit No. (9)(a) to Registration Statement No. 33-92540 on July 29, 1996.

                   (b) Administration Agreement between Registrant and Fund/Plan Services, Inc. dated June 28, 1995 previously filed electronically as Exhibit No. (9)(b) to Registration Statement No. 33-92540 on July 29, 1996.

                   (c) Accounting Services Agreement between Registrant and Fund/Plan Services, Inc. dated June 28, 1995 previously filed electronically as Exhibit No. (9)(c) to Registration Statement No. 33-92540 on July 29, 1996.

              (10) (a) Opinion and Consent of Counsel as to the legality of the securities to be issued is incorporated by reference to Registrant's Rule 24f-2 Notice filed electronically on May 27, 1997.

                   (b) Opinion and Consent of Counsel as to the legality of the Securities to be registered pursuant to Rule 24e-2 under the Investment Company Act of 1940, as amended -- filed herewith electronically.

              (11) Copies of any other opinions, appraisals or rulings --

                   (a) Consent of Independent Accountants - filed herewith electronically.

              (12) All financial statements omitted from Item 23. --
                   Not Applicable.

              (13) Copies of any agreements or understandings made in
                   consideration for providing the initial capital between or among the Registrant -- Not Applicable.

              (14) Copies of the model plan -- Not Applicable.

              (15) Copies of any plan entered into by Registrant pursuant to
                   Rule 12b-1 previously filed electronically as Exhibit No.
                   (15) to Registration Statement No. 33-92540 on July 29, 1996.

              (16) Schedule for Computation of Performance Quotations
                   incorporated herein by reference to Post-Effective Amendment No. 2 as Exhibit No. 99(16) to Item 24 as electronically filed on July 29, 1996.

              (18) The Multiple Class Plan previously filed electronically as
                   Exhibit No. (18) to Registration Statement No. 33-92540 on July 29, 1996.

              (19) Trustees' Powers of Attorney for (a) Takeaki Nagashima;
                   (b)  James L. Farrell, Jr.; (c) Herbert Passin; and
                   (d)  Arthur Williams, III are filed herewith electronically.

              (27) Electronic Filers -- The Financial Data Schedule is filed herewith electronically

Item 25. Persons Controlled by or under Common Control with Registrant.
-----------------------------------------------------------------------

         None.

Item 26. Number of Holders of Securities.
-----------------------------------------

                            Number of Record holders as of July 27, 1997
                            --------------------------------------------

                                                  16

Item 27. Indemnification.
-------------------------

         Reference is made to Article X of the Registrant's Trust Instrument which was filed as Exhibit 1, and is incorporated by reference herein.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "1933 Act") may be permitted to directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust's Trust Instrument, or otherwise, the Registrant is aware that in the opinion of the U.S. Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees officers or controlling persons in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

Item 28. Business and Other Connections of Advisor.
---------------------------------------------------

         Farrell-Wako Global Investment Management, Inc., 780 Third Avenue, 38th Floor, New York, New York 10017 provides investment advisory services to individual and institutional investors, and as of July 1, 1997 had approximately $323 million in assets under management.

         For information as to any other business, vocation or employment of a substantial nature in which each Director or officer of the Registrant's investment advisor has been engaged for his own account or in the capacity of Director, officer, employee, partner or trustee, reference is made to the Form ADV (File #801-41830) filed by it under the Investment Advisers Act of 1940.

Item 29. Principal Underwriter.
-------------------------------

         (a) FPS Broker Services, Inc. ("FPSB"), the principal underwriter for the Registrant's securities, currently acts as principal underwriter for the following entities:

              Bjurman Funds
              Farrell Alpha Strategies
              Fairport Funds

              Focus Trust, Inc.
              The Govett Funds, Inc.
              IAA Trust Growth Fund, Inc.
              IAA Trust Asset Allocation Fund, Inc.
              IAA Trust Tax Exempt Bond Fund, Inc.
              IAA Trust Taxable Fixed Income Series Fund, Inc.
              Polynous Trust
              Matthews International Funds
              McM Funds
              Metropolitan West Funds
              Smith Breeden Series Fund
              Smith Breeden Short Duration U.S. Government Fund
              Smith Breeden Trust
              The Stratton Funds, Inc.
              Stratton Growth Fund, Inc.
              Stratton Monthly Dividend Shares, Inc.
              Trainer Wortham First Mutual Funds

         (b) The table below sets forth certain information as to the Underwriter's Directors, Officers and Control Persons:

                                         Position              Position and
         Name and Principal              and Offices           Offices with
         Business Address                with Underwriter      Registrant
         ------------------              ----------------      ------------

         Kenneth J. Kempf                Director, President       None
         3200 Horizon Drive              and Principal
         King of Prussia, PA 19406-0903

         Lynne M. Cannon                 Director,                 None
         3200 Horizon Drive              Vice President and
         King of Prussia, PA 19406-0903  Principal

         Rocco C. Cavalieri              Director and              None
         3200 Horizon Drive              Vice President
         King of Prussia, PA 19406-0903

         Gerald J. Holland               Director, Senior          None
         3200 Horizon Drive              Vice President
         King of Prussia, PA 19406-0903    and Principal

         Joseph M. O'Donnell, Esq.       Director and              None
         3200 Horizon Drive              Vice President
         King of Prussia, PA 19406-0903

         Sandra L. Adams                 Assistant Vice President  None
         3200 Horizon Drive              and Principal
         King of Prussia, PA 19406-0903

         Carolyn F. Mead                 Secretary                 None
         3200 Horizon Drive
         King of Prussia, PA 19406-0903

         John H. Leven                   Treasurer                 None
         3200 Horizon Drive
         King of Prussia, PA 19406-0903



James W. Stratton may be considered a control person of the Underwriter due to his direct or indirect ownership of FPS Services, Inc., the parent of the Underwriter.

         (c)  Not Applicable.

Item 30. Location of Accounts and Records.
------------------------------------------

         All records described in Section 31(a) of the 1940 Act and the Rules 17 CFR 270.31a-1 to 31a-31 promulgated thereunder, are maintained by the Trust's Investment Advisor, Farrell-Wako Global Investment Management, Inc., 780 Third Avenue, 38th Floor,
         New York, NY 10017, except for those maintained by the Fund's Custodian, Sumitomo Bank of New York Trust Company, 277 Park Avenue, New York, New York 10172 and the Trust's Administrator, Transfer Agent and Fund Accounting Services Agent, FPS Serices Inc.
         3200 Horizon Drive, King of Prussia, PA 19406-0903.

Item 31. Management Services.
-----------------------------

         There are no management-related service contracts not discussed in Part A or Part B.

Item 32. Undertakings.
----------------------

         (a) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the record holders of not less than 10 percent of the Registrant's outstanding shares and to assist its shareholders in accordance with the requirements of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

         (b) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                 SIGNATURES



Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of King of Prussia, and Commonwealth of Pennsylvania on the 29th day of July, 1997.

                                                Farrell Alpha Strategies
                                            ---------------------------------
                                                   Name of Registrant


                                            By  /s/ James L. Farrell, Jr.
                                               ------------------------------
                                               James L. Farrell, Jr., President



Pursuant to the requirements of the Securities Act of 1933, this Registration Statement of Farrell Alpha Strategies has been signed below by the following persons in the capacities and on the date indicated.

Signature                     Capacity                             Date
---------                     --------                             ----




/s/ James L. Farrell, Jr.     President, Chairman of the           7/29/97
---------------------------   Board and Principal Executive
James L. Farrell, Jr.         Officer



/s/ Takeaki Nagashima         Trustee, Treasurer and               7/29/97
---------------------------   Principal Accounting and
Takeaki Nagashima             Financial Officer



/s/ Herbert Passin            Trustee                              7/29/97
---------------------------
Herbert Passin



/s/ Arthur Williams, III      Trustee                              7/29/97
---------------------------
Arthur Williams, III


---------------------
By: /s/ Carolyn F. Mead, Esq. as
Attorney-in-Fact and Agent pursuant
to Power of Attorney

                            FARRELL ALPHA STRATEGIES

                         Index to Exhibits to Form N-1A


Exhibit         Description of                                             Sequentially
Number          Exhibit                                                   Numbered Page

(99.B10)(b)     Opinion and Consent of Counsel.........................

(99.B11)(a)     Consent of Independent Accountants.....................

(99.B24)        Trustees' Powers of Attorney...........................

(99.B27)(a)     Financial Data Schedule-Class A........................

(99.B27)(b)     Financial Data Schedule-Class D........................

